Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 20.4%
Consumer, Non-cyclical - 6.1%
Johnson & Johnson	7,201	$1,006,628
Pfizer, Inc.	20,643	876,708
Amgen, Inc.	3,437	652,961
Gilead Sciences, Inc.	9,142	594,321
Philip Morris International, Inc.	6,572	580,899
Medtronic plc	6,196	564,332
Kimberly-Clark Corp.	4,241	525,460
Tyson Foods, Inc. — Class A	7,133	495,244
Humana, Inc.	1,845	490,770
Biogen, Inc.*	2,073	490,016
Archer-Daniels-Midland Co.	11,271	486,118
Kroger Co.	19,511	479,971
McKesson Corp.	3,792	443,891
UnitedHealth Group, Inc.	1,763	435,919
Sysco Corp.	5,499	367,113
HCA Healthcare, Inc.	2,736	356,720
AbbVie, Inc.	4,177	336,624
Altria Group, Inc.	5,797	332,922
Colgate-Palmolive Co.	4,291	294,105
Molson Coors Brewing Co. — Class B	4,918	293,359
Procter & Gamble Co.	2,774	288,635
AmerisourceBergen Corp. — Class A	3,412	271,322
Zimmer Biomet Holdings, Inc.	2,083	265,999
PepsiCo, Inc.	2,078	254,659
Cardinal Health, Inc.	5,027	242,050
Mylan N.V.*	7,908	224,113
CVS Health Corp.	3,921	211,460
Anthem, Inc.	650	186,537
Centene Corp.*	3,311	175,814
Kraft Heinz Co.	4,957	161,846
Bristol-Myers Squibb Co.	3,070	146,470
General Mills, Inc.	2,629	136,051
H&R Block, Inc.	5,426	129,898
Total Consumer, Non-cyclical		12,798,935
Technology - 3.2%
Apple, Inc.	8,944	1,698,913
Microsoft Corp.	11,376	1,341,685
Intel Corp.	15,138	812,911
Oracle Corp.	7,964	427,747
HP, Inc.	17,995	349,643
Applied Materials, Inc.	8,751	347,065
Activision Blizzard, Inc.	7,578	345,026
Lam Research Corp.	1,864	333,675
Seagate Technology plc	5,492	263,012
International Business Machines Corp.	1,639	231,263
DXC Technology Co.	2,725	175,244
Electronic Arts, Inc.*	1,644	167,080
Micron Technology, Inc.*	3,880	160,360
Total Technology		6,653,624
Communications - 3.0%
Alphabet, Inc. — Class C*	1,242	1,457,251
Amazon.com, Inc.*	524	933,113
Verizon Communications, Inc.	15,085	891,976
Facebook, Inc. — Class A*	4,597	766,274
AT&T, Inc.	22,527	706,447
Omnicom Group, Inc.	6,263	457,136
Comcast Corp. — Class A	7,777	310,924
Walt Disney Co.	2,799	310,773
Discovery, Inc. — Class A*	10,227	276,334
Cisco Systems, Inc.	2,438	131,628
Netflix, Inc.*	231	82,365
Total Communications		6,324,221
Industrial - 2.9%
United Parcel Service, Inc. — Class B	5,291	591,216
Union Pacific Corp.	3,483	582,357
Caterpillar, Inc.	4,146	561,742
FedEx Corp.	2,901	526,270
Cummins, Inc.	3,036	479,293
J.B. Hunt Transport Services, Inc.	4,544	460,262
Huntington Ingalls Industries, Inc.	2,186	452,939
Textron, Inc.	8,894	450,570
Snap-on, Inc.	2,651	414,935
CSX Corp.	5,296	396,247
Norfolk Southern Corp.	1,874	350,232
Kansas City Southern	2,918	338,430
United Technologies Corp.	1,499	193,206
General Electric Co.	16,023	160,070
CH Robinson Worldwide, Inc.	1,507	131,094
Total Industrial		6,088,863
Energy - 2.6%
Exxon Mobil Corp.	13,134	1,061,227
Chevron Corp.	6,993	861,398
ConocoPhillips	8,382	559,415
Occidental Petroleum Corp.	7,891	522,384
Kinder Morgan, Inc.	25,022	500,690
Phillips 66	4,340	413,038
Valero Energy Corp.	4,836	410,238
Marathon Petroleum Corp.	6,321	378,312
HollyFrontier Corp.	5,318	262,018
Williams Companies, Inc.	7,286	209,254
Cimarex Energy Co.	2,177	152,172
Marathon Oil Corp.	7,451	124,506
Total Energy		5,454,652
Consumer, Cyclical - 1.6%
Walgreens Boots Alliance, Inc.	7,939	502,300
PACCAR, Inc.	7,073	481,954
Delta Air Lines, Inc.	8,136	420,224
United Continental Holdings, Inc.*	4,748	378,796
Southwest Airlines Co.	6,913	358,854
BorgWarner, Inc.	8,994	345,459
Alaska Air Group, Inc.	5,791	324,991
General Motors Co.	4,995	185,315
Home Depot, Inc.	692	132,788
Starbucks Corp.	1,517	112,774
Total Consumer, Cyclical		3,243,455
Financial - 1.0%
JPMorgan Chase & Co.	3,705	375,057
Berkshire Hathaway, Inc. — Class B*	1,475	296,313
Visa, Inc. — Class A	1,688	263,649
Prudential Financial, Inc.	2,713	249,270
Western Union Co.	11,866	219,165
Bank of America Corp.	7,781	214,678

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 20.4% (continued)
Financial - 1.0% (continued)
Franklin Resources, Inc.	5,454	$180,745
Travelers Companies, Inc.	978	134,142
MetLife, Inc.	3,043	129,541
Total Financial		2,062,560
Total Common Stocks
(Cost $41,831,108)		42,626,310

MUTUAL FUNDS† - 74.9%
Guggenheim Variable Insurance Strategy Fund III[1]	2,736,694	67,733,187
Guggenheim Strategy Fund III[1]	2,450,523	60,748,477
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,102,303	20,959,957
Guggenheim Strategy Fund II1	299,162	7,422,211
Total Mutual Funds
(Cost $157,932,069)		156,863,832

MONEY MARKET FUND† - 4.0%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.27%[2]	8,393,994	8,393,994
Total Money Market Fund
(Cost $8,393,994)		8,393,994
Total Investments - 99.3%
(Cost $208,157,171)		$207,884,136
Other Assets & Liabilities, net - 0.7%		1,566,932
Total Net Assets - 100.0%		$209,451,068

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	14	Jun 2019	$1,986,600	$34,184

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	2.57%	At Maturity	04/02/19	58,565	$165,996,636	$18,996,729

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,626,310	$—	$—	$42,626,310
Mutual Funds	156,863,832	—	—	156,863,832
Money Market Fund	8,393,994	—	—	8,393,994
Equity Futures Contracts**	34,184	—	—	34,184
Equity Index Swap Agreements**	—	18,996,729	—	18,996,729
Total Assets	$207,918,320	$18,996,729	$—	$226,915,049

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,374,635	$50,534	$–	$–	$(2,958)	$7,422,211	299,162	$51,445
Guggenheim Strategy Fund III	60,332,371	416,004	–	–	102	60,748,477	2,450,523	424,249
Guggenheim Ultra Short Duration Fund — Institutional Class	3,611,649	17,327,326	–	–	20,982	20,959,957	2,102,303	96,231
Guggenheim Variable Insurance Strategy Fund III	67,282,594	450,414	–	–	179	67,733,187	2,736,694	452,221
	$138,601,249	$18,244,278	$–	$–	$18,305	$156,863,832		$1,024,146

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 97.2%
Financial - 26.3%
JPMorgan Chase & Co.	87,108	$8,817,943
Bank of America Corp.	247,492	6,828,304
Berkshire Hathaway, Inc. — Class B*	29,501	5,926,456
Citigroup, Inc.	78,919	4,910,340
MetLife, Inc.	61,756	2,628,953
Zions Bancorp North America	55,143	2,504,044
SunTrust Banks, Inc.	41,595	2,464,504
Equity Commonwealth REIT	70,611	2,308,274
Allstate Corp.	23,741	2,235,927
Principal Financial Group, Inc.	44,541	2,235,513
BB&T Corp.	45,273	2,106,553
Voya Financial, Inc.	38,150	1,905,974
Loews Corp.	36,285	1,739,140
Hartford Financial Services Group, Inc.	30,053	1,494,235
Morgan Stanley	34,665	1,462,863
Wells Fargo & Co.	26,403	1,275,793
Medical Properties Trust, Inc. REIT	65,452	1,211,516
Prudential Financial, Inc.	12,350	1,134,718
KeyCorp	64,668	1,018,521
Regions Financial Corp.	70,117	992,155
Park Hotels & Resorts, Inc. REIT	30,801	957,295
Jones Lang LaSalle, Inc.	4,866	750,240
CIT Group, Inc.	14,324	687,122
Realogy Holdings Corp.	50,262	572,987
Total Financial		58,169,370
Consumer, Non-cyclical - 20.2%
Pfizer, Inc.	127,456	5,413,056
Procter & Gamble Co.	39,244	4,083,338
Johnson & Johnson	25,979	3,631,604
Alexion Pharmaceuticals, Inc.*	18,567	2,509,887
HCA Healthcare, Inc.	18,846	2,457,142
Archer-Daniels-Midland Co.	52,046	2,244,744
Tyson Foods, Inc. — Class A	30,226	2,098,591
McKesson Corp.	17,897	2,095,023
Zimmer Biomet Holdings, Inc.	13,693	1,748,596
Merck & Company, Inc.	20,657	1,718,043
Dentsply Sirona, Inc.	34,104	1,691,217
United Therapeutics Corp.*	14,302	1,678,626
Quest Diagnostics, Inc.	17,512	1,574,679
Bunge Ltd.	25,800	1,369,206
Amgen, Inc.	6,861	1,303,453
Medtronic plc	13,608	1,239,417
Mylan N.V.*	41,797	1,184,527
Biogen, Inc.*	4,948	1,169,608
AmerisourceBergen Corp. — Class A	14,464	1,150,177
DaVita, Inc.*	20,183	1,095,735
Humana, Inc.	3,622	963,452
Cigna Corp.	5,447	875,987
UnitedHealth Group, Inc.	3,439	850,327
Ingredion, Inc.	5,434	514,546
Total Consumer, Non-cyclical		44,660,981
Energy - 11.2%
Chevron Corp.	57,407	7,071,394
Exxon Mobil Corp.	84,242	6,806,754
Kinder Morgan, Inc.	188,943	3,780,750
Marathon Oil Corp.	158,094	2,641,751
Whiting Petroleum Corp.*	55,030	1,438,484
ConocoPhillips	20,266	1,352,553
Range Resources Corp.	107,163	1,204,512
Antero Resources Corp.*	56,985	503,177
Total Energy		24,799,375
Utilities - 8.7%
Exelon Corp.	72,444	3,631,618
Public Service Enterprise Group, Inc.	56,473	3,355,061
Ameren Corp.	41,280	3,036,144
OGE Energy Corp.	58,117	2,506,005
Duke Energy Corp.	24,149	2,173,410
Edison International	27,657	1,712,522
Pinnacle West Capital Corp.	15,680	1,498,694
AES Corp.	71,750	1,297,240
Total Utilities		19,210,694
Communications - 8.1%
Cisco Systems, Inc.	118,524	6,399,111
Verizon Communications, Inc.	78,150	4,621,009
Comcast Corp. — Class A	69,129	2,763,777
Symantec Corp.	77,582	1,783,610
F5 Networks, Inc.*	6,844	1,074,029
AT&T, Inc.	24,582	770,892
Corning, Inc.	18,169	601,394
Total Communications		18,013,822
Consumer, Cyclical - 6.5%
Walmart, Inc.	26,728	2,606,782
Southwest Airlines Co.	47,188	2,449,529
PVH Corp.	14,248	1,737,544
PACCAR, Inc.	20,253	1,380,039
Lear Corp.	10,067	1,366,193
DR Horton, Inc.	32,193	1,332,146
Carnival Corp.	23,157	1,174,523
Macy's, Inc.	44,265	1,063,688
Walgreens Boots Alliance, Inc.	10,796	683,063
Dick's Sporting Goods, Inc.	16,423	604,530
Total Consumer, Cyclical		14,398,037
Basic Materials - 5.6%
Reliance Steel & Aluminum Co.	29,895	2,698,323
Nucor Corp.	38,756	2,261,412
Huntsman Corp.	78,933	1,775,203
Steel Dynamics, Inc.	47,307	1,668,518
DowDuPont, Inc.	29,631	1,579,629
Alcoa Corp.*	49,358	1,389,921
Freeport-McMoRan, Inc.	82,050	1,057,625
Total Basic Materials		12,430,631
Technology - 5.4%
Intel Corp.	104,561	5,614,926
Apple, Inc.	10,204	1,938,250
Micron Technology, Inc.*	45,094	1,863,735
Oracle Corp.	28,737	1,543,464
Skyworks Solutions, Inc.	13,665	1,127,089
Total Technology		12,087,464
Industrial - 5.2%
Eaton Corporation plc	18,940	1,525,806
FedEx Corp.	7,764	1,408,467
Owens Corning	26,430	1,245,382
3M Co.	5,924	1,230,889
Westrock Co.	31,950	1,225,283

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
Industrial - 5.2% (continued)
Jabil, Inc.	43,618	$1,159,802
General Electric Co.	97,873	977,751
Ingersoll-Rand plc	9,002	971,766
Avnet, Inc.	21,675	940,045
Timken Co.	19,855	866,075
Total Industrial		11,551,266
Total Common Stocks
(Cost $177,496,906)		215,321,640

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.27%[1]	5,022,512	5,022,512
Total Money Market Fund
(Cost $5,022,512)		5,022,512
Total Investments - 99.5%
(Cost $182,519,418)		$220,344,152
Other Assets & Liabilities, net - 0.5%		1,132,339
Total Net Assets - 100.0%		$221,476,491

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$215,321,640	$—	$—	$215,321,640
Money Market Fund	5,022,512	—	—	5,022,512
Total Assets	$220,344,152	$—	$—	$220,344,152

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 97.8%
Consumer, Non-cyclical - 21.0%
Johnson & Johnson	17,000	$2,376,430
Procter & Gamble Co.	19,000	1,976,950
Pfizer, Inc.	44,000	1,868,680
Roche Holding AG	6,300	1,736,201
Philip Morris International, Inc.	16,700	1,476,113
Altria Group, Inc.	24,700	1,418,521
Kimberly-Clark Corp.	10,900	1,350,510
Woolworths Group Ltd.	51,200	1,105,298
Japan Tobacco, Inc.	40,300	998,227
General Mills, Inc.	18,800	972,900
Coloplast A/S — Class B	8,700	954,571
AbbVie, Inc.	11,700	942,903
Colgate-Palmolive Co.	13,400	918,436
UnitedHealth Group, Inc.	3,600	890,136
Kellogg Co.	15,300	877,914
Bristol-Myers Squibb Co.	18,000	858,780
PepsiCo, Inc.	7,000	857,850
Medtronic plc	9,000	819,720
Mowi ASA	36,400	812,449
Imperial Brands plc	21,400	731,366
Hershey Co.	6,200	711,946
Societe BIC S.A.*	6,200	552,665
Amgen, Inc.	2,700	512,946
Danone S.A.	6,100	470,110
Novo Nordisk A/S — Class B	7,800	408,338
Otsuka Holdings Company Ltd.	9,700	380,665
H&R Block, Inc.	14,300	342,342
Ingredion, Inc.	3,200	303,008
Sanofi	3,400	300,366
Total Consumer, Non-cyclical		27,926,341
Financial - 21.0%
Mastercard, Inc. — Class A	6,500	1,530,425
Commonwealth Bank of Australia	24,700	1,239,034
Westpac Banking Corp.	65,700	1,209,305
National Australia Bank Ltd. ADR	64,100	1,150,268
Public Storage REIT	5,000	1,088,900
Aflac, Inc.	21,700	1,085,000
Australia & New Zealand Banking Group Ltd.	58,500	1,081,349
Bank Leumi Le-Israel BM	164,000	1,071,579
AXA S.A.	41,400	1,041,851
Swiss Re AG	10,600	1,035,819
Canadian Imperial Bank of Commerce	12,660	1,000,716
SmartCentres Real Estate Investment Trust	34,800	911,978
Mizuho Financial Group, Inc.	552,600	854,181
RioCan Real Estate Investment Trust	39,400	780,662
First Capital Realty, Inc.	47,500	760,888
Essex Property Trust, Inc. REIT	2,600	752,024
H&R Real Estate Investment Trust	42,500	744,738
BNP Paribas S.A.	15,000	717,099
Invesco Ltd.	36,200	699,022
VEREIT, Inc.	81,700	683,829
Daiwa House REIT Investment Corp.	300	665,133
Nippon Prologis REIT, Inc. *	300	638,332
Toronto-Dominion Bank	11,600	629,693
Simon Property Group, Inc. REIT	3,400	619,514
Japan Retail Fund Investment Corp. REIT	300	602,870
Bank of Montreal	7,500	561,346
Power Financial Corp.	23,000	537,494
Ventas, Inc. REIT	8,100	516,861
United Urban Investment Corp. REIT	300	473,470
HSBC Holdings plc	49,100	398,535
Cincinnati Financial Corp.	4,400	377,960
Great-West Lifeco, Inc.	14,300	346,384
IGM Financial, Inc.	13,400	344,845
AvalonBay Communities, Inc. REIT	1,700	341,241
Visa, Inc. — Class A	2,100	327,999
JPMorgan Chase & Co.	2,900	293,567
Alliance Data Systems Corp.	1,600	279,968
Western Union Co.	14,800	273,356
CI Financial Corp.	15,700	214,357
Total Financial		27,881,592
Technology - 14.3%
Microsoft Corp.	19,300	2,276,242
Apple, Inc.	11,600	2,203,420
International Business Machines Corp.	10,400	1,467,440
Accenture plc — Class A	8,000	1,408,160
Broadcom, Inc.	4,400	1,323,124
Paychex, Inc.	15,000	1,203,000
Texas Instruments, Inc.	11,300	1,198,591
Canon, Inc.	37,500	1,087,236
Fiserv, Inc.*	11,500	1,015,220
Jack Henry & Associates, Inc.	7,100	985,054
Maxim Integrated Products, Inc.	18,000	957,060
Seagate Technology plc	14,700	703,983
Applied Materials, Inc.	13,100	519,546
HP, Inc.	26,200	509,066
Intuit, Inc.	1,801	470,799
CDK Global, Inc.	8,000	470,560
Oracle Corp.	6,500	349,115
Western Digital Corp.	6,500	312,390
Broadridge Financial Solutions, Inc.	2,900	300,701
Fidelity National Information Services, Inc.	2,600	294,060
Total Technology		19,054,767
Communications - 12.6%
Verizon Communications, Inc.	32,700	1,933,551
AT&T, Inc.	57,300	1,796,928
Alphabet, Inc. — Class C*	1,281	1,503,010
Amazon.com, Inc.*	800	1,424,600
Walt Disney Co.	9,400	1,043,682
Omnicom Group, Inc.	13,300	970,767
HKT Trust & HKT Ltd.	586,700	943,258
NTT DOCOMO, Inc.	42,400	937,950
BCE, Inc.	19,200	852,829
KDDI Corp.	38,700	832,878
TELUS Corp.	19,900	736,750

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Communications - 12.6% (continued)
PCCW Ltd.	1,144,700	$711,650
WPP plc	62,700	662,123
Interpublic Group of Companies, Inc.	25,200	529,452
Facebook, Inc. — Class A*	2,735	455,898
Eutelsat Communications S.A.	26,000	454,920
Vodafone Group plc	233,300	424,795
Nokia Oyj	50,200	285,779
Nippon Telegraph & Telephone Corp.	4,900	207,947
Total Communications		16,708,767
Utilities - 8.1%
Duke Energy Corp.	14,000	1,260,000
Dominion Energy, Inc.	16,100	1,234,226
National Grid plc	104,800	1,161,305
PPL Corp.	31,600	1,002,984
OGE Energy Corp.	21,500	927,080
Snam SpA	180,400	926,794
Centrica plc	591,300	879,106
SSE plc	48,600	751,354
Endesa S.A.	29,400	750,091
Power Assets Holdings Ltd.	85,500	593,088
NextEra Energy, Inc.	2,700	521,964
WEC Energy Group, Inc.	6,500	514,020
Pinnacle West Capital Corp.	2,100	200,718
Total Utilities		10,722,730
Consumer, Cyclical - 7.6%
Home Depot, Inc.	9,800	1,880,522
TJX Companies, Inc.	25,336	1,348,129
Ford Motor Co.	111,400	978,092
Sekisui House Ltd.	55,800	922,447
Bridgestone Corp.	22,700	873,833
Nissan Motor Company Ltd.	90,100	738,394
Harvey Norman Holdings Ltd.	232,800	664,576
Lawson, Inc.	11,600	642,700
Crown Resorts Ltd.	74,200	606,478
McDonald's Corp.	3,100	588,690
Las Vegas Sands Corp.	8,200	499,872
Walmart, Inc.	3,100	302,343
Total Consumer, Cyclical		10,046,076
Industrial - 6.7%
3M Co.	7,100	1,475,238
Emerson Electric Co.	15,600	1,068,132
Lockheed Martin Corp.	3,428	1,028,948
TE Connectivity Ltd.	12,600	1,017,450
United Parcel Service, Inc. — Class B	8,500	949,790
Pentair plc	19,900	885,749
Cummins, Inc.	3,600	568,332
General Dynamics Corp.	2,600	440,128
Republic Services, Inc. — Class A	5,400	434,052
CH Robinson Worldwide, Inc.	4,571	397,631
Waste Management, Inc.	3,800	394,858
ComfortDelGro Corporation Ltd.	135,900	257,782
Total Industrial		8,918,090
Energy - 4.7%
BP plc	198,900	1,446,564
Eni SpA	68,500	1,210,758
Royal Dutch Shell plc — Class A	36,500	1,147,355
Exxon Mobil Corp.	14,000	1,131,200
TOTAL S.A.	13,500	750,051
Koninklijke Vopak N.V.	12,700	607,856
Total Energy		6,293,784
Basic Materials - 1.1%
Rio Tinto plc	21,300	1,237,430
Israel Chemicals Ltd.	49,100	255,466
Total Basic Materials		1,492,896
Diversified - 0.7%
Jardine Matheson Holdings Ltd.	14,800	922,928
Total Common Stocks
(Cost $124,352,884)		129,967,971

EXCHANGE-TRADED FUNDS† - 1.1%
iShares Edge MSCI Min Vol Global ETF	16,600	1,485,368
Total Exchange-Traded Funds
(Cost $1,460,180)		1,485,368

MONEY MARKET FUND† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund 2.26%[1]	830,366	830,366
Total Money Market Fund
(Cost $830,366)		830,366
Total Investments - 99.5%
(Cost $126,643,430)		$132,283,705
Other Assets & Liabilities, net - 0.5%		656,952
Total Net Assets - 100.0%		$132,940,657

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	57	Jun 2019	$8,044,481	$7,691
Canadian Dollar Futures Contracts	112	Jun 2019	8,396,640	6,432
			$16,441,121	$14,123

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2019.

ADR— American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$129,967,971	$—	$—	$129,967,971
Exchange-Traded Funds	1,485,368	—	—	1,485,368
Money Market Fund	830,366	—	—	830,366
Currency Futures Contracts Sold Short**	14,123	—	—	14,123
Total Assets	$132,297,828	$—	$—	$132,297,828

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
PREFERRED STOCKS†† - 0.1%
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19	4,260	$107,863
Total Preferred Stocks
(Cost $106,500)		107,863

MUTUAL FUNDS† - 8.6%
Guggenheim Total Return Bond Fund — R6 Class[1]	218,778	5,863,257
Guggenheim Limited Duration Fund — R6 Class[1]	121,082	2,979,816
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	251,417	2,506,625
Guggenheim Floating Rate Strategies Fund — R6 Class[1]	8,263	208,882
Total Mutual Funds
(Cost $11,480,544)		11,558,580

MONEY MARKET FUND† - 3.5%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.27%[3]	4,706,843	4,706,843
Total Money Market Fund
(Cost $4,706,843)		4,706,843

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.0%
Government Agency - 13.2%
Fannie Mae
3.58% due 04/01/33	1,282,592	1,327,417
3.16% due 01/01/30	1,300,000	1,312,930
3.00% due 12/01/29	1,250,000	1,244,113
2.94% due 10/01/32	1,170,087	1,148,440
3.01% due 12/01/27	1,000,000	1,006,449
3.33% due 04/01/30	984,376	1,004,744
3.11% due 10/01/29	500,000	500,556
2.96% due 11/01/29	500,000	495,389
2.99% due 09/01/29	500,000	495,347
3.08% due 10/01/32	500,000	494,268
2.86% due 09/01/29	500,000	493,364
2.90% due 11/01/29	500,000	491,259
Freddie Mac Multifamily Structured Pass Through Certificates
2019-K087, 3.77% due 12/25/28	1,250,000	1,330,533
2017-KGX1, 3.00% due 10/25/27	1,200,000	1,199,410
2018-K074, 3.60% due 02/25/28	1,000,000	1,047,458
2017-KW03, 3.02% due 06/25/27	1,050,000	1,047,442
Freddie Mac Seasoned Credit Risk Transfer Trust
2017-4, 2.75% due 06/25/57[4]	1,114,615	1,103,069
2017-3, 3.00% due 07/25/56	1,091,909	1,065,800
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	900,000	883,664
Total Government Agency		17,691,652
Residential Mortgage Backed Securities - 8.2%
Soundview Home Loan Trust
2006-OPT5, 2.63% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[5]	1,040,755	1,006,142
Home Equity Loan Trust
2007-FRE1, 2.68% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[5]	1,044,333	974,610
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 2.61% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[5]	1,620,561	960,726
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57[5,6]	936,274	949,092
GSAA Trust
2005-10, 3.14% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 06/25/35[5]	951,327	948,565
NovaStar Mortgage Funding Trust Series
2007-2, 2.69% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[5]	902,967	872,303
Luminent Mortgage Trust
2006-2, 2.69% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[5]	836,435	768,924
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[5,6]	718,172	709,805

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.0% (continued)
Residential Mortgage Backed Securities - 8.2% (continued)
CIT Mortgage Loan Trust
2007-1, 3.94% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[5,6]	473,069	$475,231
2007-1, 3.84% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[5,6]	193,729	195,460
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 2.62% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[5,6]	711,194	665,582
CSMC Series
2015-12R, 2.99% (WAC) due 11/30/37[5,6]	645,450	642,718
HarborView Mortgage Loan Trust
2006-14, 2.63% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[5]	628,231	604,866
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	2,665,167	426,916
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 3.24% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[5]	383,043	338,481
Towd Point Mortgage Trust
2018-1, 3.00% (WAC) due 01/25/58[5,6]	305,387	302,190
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	135,715	141,588
Morgan Stanley Re-REMIC Trust
2010-R5, 3.88% due 06/26/36[6]	87,092	79,892
Total Residential Mortgage Backed Securities		11,063,091
Commercial Mortgage Backed Securities - 2.1%
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	450,000	448,727
2016-NXS5, 1.52% (WAC) due 01/15/59[5,7]	4,846,191	332,096
CGBAM Mezzanine Securities Trust
2015-SMMZ, 8.21% due 04/10/28[6]	500,000	520,892
CGBAM Commercial Mortgage Trust
2015-SMRT, 3.77% due 04/10/28[6]	450,000	453,559
Citigroup Commercial Mortgage Trust
2016-GC37, 1.78% (WAC) due 04/10/49[5,7]	3,771,788	363,063
CFCRE Commercial Mortgage Trust
2016-C3, 1.05% (WAC) due 01/10/48[5,7]	5,825,595	336,721
COMM Mortgage Trust
2015-CR26, 0.96% (WAC) due 10/10/48[5,7]	6,574,698	317,632
Total Commercial Mortgage Backed Securities		2,772,690
Military Housing - 1.5%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55[5,6]	964,985	1,021,726
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[6]	959,645	1,013,700
Total Military Housing		2,035,426
Total Collateralized Mortgage Obligations
(Cost $33,438,175)		33,562,859

U.S. GOVERNMENT SECURITIES†† - 16.4%
U.S. Treasury Notes
2.38% due 03/15/22	9,527,000	9,568,681
2.38% due 02/29/24	7,260,000	7,307,360
2.50% due 02/28/26	813,000	822,242
U.S. Treasury Bonds
due 08/15/48[2,8]	5,994,000	2,581,253
due 11/15/46[2,8]	928,000	421,844
U.S. Treasury Inflation Protected Securities
1.38% due 01/15/20[9]	1,268,695	1,279,184
Total U.S. Government Securities
(Cost $21,685,136)		21,980,564

ASSET-BACKED SECURITIES†† - 13.9%
Collateralized Loan Obligations - 6.5%
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.23% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,6]	1,109,000	1,102,226

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 13.9% (continued)
Collateralized Loan Obligations - 6.5% (continued)
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[6]	1,000,000	$1,002,245
Marathon CLO VII Ltd.
2017-7A, 4.41% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,6]	1,000,000	1,000,366
NXT Capital CLO LLC
2017-1A, 4.46% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[5,6]	1,000,000	1,000,076
MP CLO VIII Ltd.
2018-2A, 3.67% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[5,6]	1,000,000	995,724
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,10]	1,000,000	897,556
Golub Capital Partners CLO Ltd.
2018-36A, 4.03% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,6]	850,000	834,395
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 4.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,6]	750,000	736,384
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 3.36% (1 Month USD LIBOR + 0.88%, Rate Floor: 0.88%) due 09/15/34[5,6]	557,260	554,852
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,10]	500,000	428,011
Copper River CLO Ltd.
2007-1A, due 01/20/21[10,11]	600,000	94,721
Resource Capital Corporation Ltd.
2017-CRE5, 3.28% (1 Month USD LIBOR + 0.80%) due 07/15/34[5,6]	65,727	65,528
Babson CLO Ltd.
2012-2A, due 05/15/23[6,10]	750,000	9,150
Total Collateralized Loan Obligations		8,721,234
Transport-Aircraft - 3.4%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4,6]	1,340,822	1,366,201
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	807,356	805,741
Raspro Trust
2005-1A, 3.69% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	645,389	616,346
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	586,232	587,317
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[11]	454,173	439,672
Apollo Aviation Securitization Equity Trust
2016-1A, 4.88% due 03/17/36[4,6]	429,492	433,372
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	332,003	333,980
Total Transport-Aircraft		4,582,629
Collateralized Debt Obligations - 1.1%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[6]	1,000,000	969,405
Putnam Structured Product Funding Ltd.
2003-1A, 3.48% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,6]	377,151	373,340
N-Star REL CDO VIII Ltd.
2006-8A, 2.85% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[5,6]	108,390	106,867
Total Collateralized Debt Obligations		1,449,612
Whole Business - 0.9%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	754,806	789,678

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 13.9% (continued)
Whole Business - 0.9% (continued)
Domino's Pizza Master Issuer LLC
2017-1A, 4.02% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[5,6]	492,500		$491,111
Total Whole Business			1,280,789
Net Lease - 0.9%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	1,195,258		1,202,727
Transport-Container - 0.7%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[6]	946,653		936,449
Insurance - 0.3%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	432,000		433,636
Diversified Payment Rights - 0.1%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21	106,673		107,900
Total Asset-Backed Securities
(Cost $18,707,531)			18,714,976

FOREIGN GOVERNMENT DEBT†† - 12.1%
Government of Japan
due 01/20/20[8]	JPY	207,000,000	1,869,928
due 05/27/19[8]	JPY	110,700,000	999,202
due 04/08/19[8]	JPY	107,000,000	965,547
due 05/10/19[8]	JPY	78,000,000	703,984
due 05/13/19[8]	JPY	66,700,000	602,006
due 04/10/19[8]	JPY	43,000,000	388,027
due 06/24/19[8]	JPY	22,000,000	198,604
due 06/03/19[8]	JPY	22,000,000	198,583
due 05/20/19[8]	JPY	21,000,000	189,544
due 04/22/19[8]	JPY	21,000,000	189,514
due 04/04/19[8]	JPY	20,200,000	182,279
State of Israel
2.25% due 05/31/19	ILS	9,180,000	2,585,488
5.00% due 01/31/20	ILS	2,000,000	577,342
Federative Republic of Brazil
due 07/01/19[8]	BRL	4,900,000	1,233,464
due 10/01/19[8]	BRL	2,700,000	668,416
Province of Ontario, Canada
due 04/24/19[8]	CAD	1,060,000	792,402
due 04/17/19[8]	CAD	420,000	314,090
Province of Manitoba, Canada
due 04/17/19[8]	CAD	625,000	467,396
due 04/24/19[8]	CAD	400,000	299,019
Province of Newfoundland, Canada
due 04/25/19[8]	CAD	400,000	298,921
due 05/16/19[8]	CAD	400,000	298,612
due 04/18/19[8]	CAD	100,000	74,766
due 05/02/19[8]	CAD	100,000	74,717
Province of New Brunswick, Canada
due 05/02/19[8]	CAD	385,000	287,682
due 05/07/19[8]	CAD	262,000	195,722
due 05/16/19[8]	CAD	260,000	194,135
Kingdom of Spain
due 04/05/19[8]	EUR	435,000	488,070
Province of Quebec, Canada
due 04/18/19[8]	CAD	520,000	388,854
Government of United Kingdom
due 04/01/19[8]	GBP	160,000	208,390
due 04/08/19[8]	GBP	75,000	97,670
Kingdom of Denmark
due 06/03/19[8]	DKK	1,300,000	195,558
Total Foreign Government Debt
(Cost $16,310,415)			16,227,932

CORPORATE BONDS†† - 8.7%
Financial - 6.0%
Station Place Securitization Trust
3.18% (1 Month USD LIBOR + 0.70%, Rate Floor: 0.70%) due 09/24/19[5]	1,000,000		1,000,000
3.09% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/24/19[5,6]	750,000		750,000
Barclays Bank plc
3.22% due 10/31/19†††	700,000		700,000
Synchrony Bank
3.23% (3 Month USD LIBOR + 0.63%) due 03/30/20[5]	450,000		450,657
Assurant, Inc.
3.86% (3 Month USD LIBOR + 1.25%) due 03/26/21[5]	370,000		369,202
American Equity Investment Life Holding Co.
5.00% due 06/15/27	354,000		359,510
Citigroup, Inc.
3.54% (3 Month USD LIBOR + 0.93%) due 06/07/19[5]	350,000		350,534
CNA Financial Corp.
5.88% due 08/15/20	325,000		337,959
Lloyds Bank Corporate Markets plc NY
3.10% (3 Month USD LIBOR + 0.37%) due 08/05/20[5]	320,000		320,601
Standard Chartered Bank
3.14% (3 Month USD LIBOR + 0.40%) due 08/04/20[5]	320,000		320,082
Credit Suisse AG NY
3.14% (3 Month USD LIBOR + 0.40%) due 07/31/20[5]	320,000		319,998
Morgan Stanley
5.50% due 07/24/20	300,000		310,216
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
8.50% due 07/15/19	300,000		304,709
UBS AG
3.17% (3 Month USD LIBOR + 0.58%, Rate Floor: 0.00%) due 06/08/20[5,6]	300,000		301,080
ANZ New Zealand Int'l Ltd.
2.85% due 08/06/20[6]	300,000		300,173

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 8.7% (continued)
Financial - 6.0% (continued)
Capital One Financial Corp.
3.20% (3 Month USD LIBOR + 0.45%) due 10/30/20[5]	290,000	$290,122
3.46% (3 Month USD LIBOR + 0.76%) due 05/12/20[5]	10,000	10,043
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	300,000	299,350
Alexandria Real Estate Equities, Inc.
2.75% due 01/15/20	280,000	279,517
Aspen Insurance Holdings Ltd.
6.00% due 12/15/20	250,000	259,773
Discover Bank
3.10% due 06/04/20	250,000	250,565
Hospitality Properties Trust
5.25% due 02/15/26	148,000	150,920
ERP Operating, LP
4.75% due 07/15/20	50,000	51,033
Nomura Holdings, Inc.
6.70% due 03/04/20	30,000	31,026
Total Financial		8,117,070
Consumer, Non-cyclical - 1.0%
Mondelez International, Inc.
3.00% due 05/07/20	360,000	360,834
Cigna Corp.
2.96% (3 Month USD LIBOR + 0.35%) due 03/17/20[5,6]	325,000	324,709
Allergan Funding SCS
3.85% (3 Month USD LIBOR + 1.26%) due 03/12/20[5]	300,000	302,563
BAT Capital Corp.
2.30% due 08/14/20	155,000	153,412
Reynolds American, Inc.
6.88% due 05/01/20	145,000	150,883
Constellation Brands, Inc.
2.25% due 11/06/20	100,000	99,006
Total Consumer, Non-cyclical		1,391,407
Utilities - 0.4%
NextEra Energy Capital Holdings, Inc.
3.06% (3 Month USD LIBOR + 0.45%) due 09/28/20[5]	330,000	329,999
Exelon Corp.
2.85% due 06/15/20	250,000	249,728
Total Utilities		579,727
Consumer, Cyclical - 0.4%
Northern Group Housing LLC
6.80% due 08/15/53[6]	444,000	547,184
Basic Materials - 0.4%
Yamana Gold, Inc.
4.95% due 07/15/24	483,000	496,461
Technology - 0.2%
Broadcom Corporation / Broadcom Cayman Finance Ltd.
2.38% due 01/15/20	300,000	298,395
Fiserv, Inc.
2.70% due 06/01/20	20,000	19,977
Total Technology		318,372
Industrial - 0.2%
Molex Electronic Technologies LLC
2.88% due 04/15/20[6]	200,000	199,657
Vulcan Materials Co.
3.21% (3 Month USD LIBOR + 0.60%) due 06/15/20[5]	10,000	9,986
Total Industrial		209,643
Energy - 0.1%
Pioneer Natural Resources Co.
7.50% due 01/15/20	80,000	82,783
Total Corporate Bonds
(Cost $11,621,135)		11,742,647

FEDERAL AGENCY BONDS†† - 4.3%
Freddie Mac Principal Strips
due 07/15/32[2,8]	1,950,000	1,293,177
due 03/15/31[2,8]	1,500,000	1,042,722
Fannie Mae Principal Strips
due 07/15/37[2,8]	2,500,000	1,359,110
due 05/15/30[2,8]	1,350,000	968,419
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,062,488
Total Federal Agency Bonds
(Cost $5,489,377)		5,725,916

MUNICIPAL BONDS†† - 0.7%
California - 0.4%
Cypress School District General Obligation Unlimited
due 08/01/48[8]	1,000,000	298,490
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[8]	700,000	245,553
Total California		544,043
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	446,284
Total Municipal Bonds
(Cost $935,706)		990,327

SENIOR FLOATING RATE INTERESTS††,5 - 0.5%
Technology - 0.3%
Misys Ltd.
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	288,980	278,325

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 0.5% (continued)
Technology - 0.3% (continued)
Epicor Software
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 06/01/22	174,662	$172,451
Total Technology		450,776
Industrial - 0.2%
Capstone Logistics
7.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	289,650	287,477
Total Senior Floating Rate Interests
(Cost $751,819)		738,253

COMMERCIAL PAPER†† - 4.9%
Lowes Cos., Inc.
2.62% due 04/04/19[12]	1,300,000	1,299,716
Rogers Communications, Inc.
2.69% due 04/16/19[6,12]	1,300,000	1,298,510
Nasdaq, Inc.
2.75% due 04/02/19[6,12]	1,000,000	999,924
Marriott International, Inc.
2.82% due 04/02/19[6,12]	1,000,000	999,922
Astrazeneca plc
2.95% due 05/15/19[6,12]	1,000,000	996,544
Walgreens Boots Alliance, Inc.
3.28% due 07/22/19[12]	1,000,000	990,730
Total Commercial Paper
(Cost $6,584,200)		6,585,346
Total Investments - 98.7%
(Cost $131,817,381)		$132,642,106
Other Assets & Liabilities, net - 1.3%		1,746,015
Total Net Assets - 100.0%		$134,388,121

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Merrill Lynch	ICE	CDX.NA.IG.31	1.00%	Quarterly	12/20/23	$20,220,000	$(392,107)	$(222,841)	$(169,266)

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	$1,180,000	$(16,804)	$(210)	$(16,594)
Goldman Sachs International	CDX.NA.IG.31 7-15%	1.00%	Quarterly	12/20/23	2,630,000	(37,452)	(4,274)	(33,178)
						$(54,256)	$(4,484)	$(49,772)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.83%	Quarterly	01/31/20	$202,000	$(374)	$220	$(594)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.84%	Quarterly	01/31/20	377,000	(728)	218	(946)
BofA Merrill Lynch	CME	Receive	3-Month USD LIBOR	2.79%	Quarterly	01/21/20	1,946,000	(3,036)	245	(3,281)
								$(4,138)	$683	$(4,821)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	207,000,000	JPY	01/21/20	$1,945,763	$1,912,036	$33,727
Goldman Sachs International	1,396,000	EUR	05/17/19	1,603,276	1,572,340	30,936
Goldman Sachs International	2,700,000	BRL	07/01/19	716,541	685,932	30,609
Citibank N.A., New York	2,200,000	BRL	07/01/19	581,788	558,908	22,880
Citibank N.A., New York	6,835,000	BRL	04/01/19	1,765,991	1,747,367	18,624
Goldman Sachs International	1,381,000	EUR	05/10/19	1,571,611	1,554,474	17,137
JPMorgan Chase Bank, N.A.	691,000	EUR	05/10/19	791,605	777,799	13,806
Morgan Stanley Capital Services LLC	65,000,000	JPY	04/08/19	597,193	586,856	10,337
Goldman Sachs International	924,000	CAD	05/01/19	701,744	692,165	9,579
Bank of America, N.A.	435,000	EUR	04/05/19	497,075	488,175	8,900
Goldman Sachs International	658,000	CAD	05/08/19	499,938	492,993	6,945
JPMorgan Chase Bank, N.A.	2,700,000	BRL	10/01/19	687,285	680,373	6,912
JPMorgan Chase Bank, N.A.	485,000	CAD	05/02/19	370,216	363,321	6,895
Citibank N.A., New York	523,000	EUR	05/17/19	595,476	589,065	6,411
Goldman Sachs International	530,000	CAD	05/16/19	403,510	397,173	6,337
Morgan Stanley Capital Services LLC	20,200,000	JPY	04/04/19	188,125	182,310	5,815
Bank of America, N.A.	350,000	EUR	05/10/19	399,682	393,965	5,717
Goldman Sachs International	43,000,000	JPY	04/10/19	393,346	388,298	5,048
Goldman Sachs International	42,000,000	JPY	04/08/19	384,173	379,199	4,974
Bank of America, N.A	262,000	CAD	05/01/19	200,500	196,263	4,237
Barclays Bank plc	1,300,000	DKK	06/03/19	200,128	196,478	3,650
Goldman Sachs International	262,000	CAD	05/07/19	199,886	196,293	3,593
Barclays Bank plc	530,000	CAD	04/24/19	400,541	396,950	3,591
JPMorgan Chase Bank, N.A.	520,000	CAD	04/18/19	392,988	389,399	3,589
JPMorgan Chase Bank, N.A.	260,000	CAD	05/03/19	198,223	194,775	3,448
Bank of America, N.A.	525,000	CAD	05/15/19	396,738	393,416	3,322
JPMorgan Chase Bank, N.A.	400,000	CAD	05/09/19	302,591	299,700	2,891
Bank of America, N.A.	545,000	CAD	04/17/19	410,733	408,110	2,623
JPMorgan Chase Bank, N.A.	260,000	CAD	05/14/19	196,822	194,830	1,992
Barclays Bank plc	250,000	CAD	04/17/19	189,150	187,206	1,944
Goldman Sachs International	80,000	GBP	04/01/19	106,135	104,195	1,940
Goldman Sachs International	131,000	CAD	05/03/19	99,911	98,137	1,774
Goldman Sachs International	44,300,000	JPY	05/28/19	403,200	401,551	1,649
Barclays Bank plc	263,000	CAD	05/09/19	198,644	197,053	1,591
JPMorgan Chase Bank, N.A.	130,000	CAD	05/16/19	98,998	97,420	1,578
Morgan Stanley Capital Services LLC	130,000	CAD	05/14/19	98,924	97,415	1,509
JPMorgan Chase Bank, N.A.	250,000	CAD	04/17/19	188,706	187,207	1,499
Morgan Stanley Capital Services LLC	66,400,000	JPY	05/28/19	603,286	601,873	1,413
Morgan Stanley Capital Services LLC	80,000	GBP	04/01/19	105,534	104,195	1,339
Goldman Sachs International	805,000	CAD	04/24/19	604,081	602,914	1,167
JPMorgan Chase Bank, N.A.	130,000	CAD	05/08/19	98,235	97,400	835
Bank of America, N.A.	130,000	CAD	05/09/19	98,176	97,402	774
JPMorgan Chase Bank, N.A.	400,000	CAD	04/25/19	300,346	299,592	754
Barclays Bank plc	100,000	CAD	04/18/19	75,639	74,885	754
JPMorgan Chase Bank, N.A.	75,000	GBP	04/08/19	98,425	97,713	712
JPMorgan Chase Bank, N.A.	125,000	CAD	04/24/19	93,807	93,620	187
Bank of America, N.A.	460,000	GBP	04/23/19	599,132	599,760	(628)
Goldman Sachs International	75,000	GBP	04/23/19	96,965	97,787	(822)
Goldman Sachs International	22,000,000	JPY	06/03/19	198,536	199,502	(966)
Goldman Sachs International	21,000,000	JPY	05/20/19	189,237	190,247	(1,010)
Goldman Sachs International	22,000,000	JPY	06/24/19	198,761	199,833	(1,072)
Goldman Sachs International	21,000,000	JPY	04/22/19	188,652	189,840	(1,188)
JPMorgan Chase Bank, N.A.	11,800,000	MXN	04/11/19	605,439	607,133	(1,694)
Morgan Stanley Capital Services LLC	66,700,000	JPY	05/13/19	601,869	603,971	(2,102)
JPMorgan Chase Bank, N.A.	78,000,000	JPY	05/10/19	703,923	706,148	(2,225)
Goldman Sachs International	2,700,000	BRL	04/01/19	685,958	690,254	(4,296)
JPMorgan Chase Bank, N.A.	2,070,000	MXN	05/23/19	100,944	105,776	(4,832)
Goldman Sachs International	2,100,000	ILS	01/31/20	579,173	592,362	(13,189)
Goldman Sachs International	9,386,550	ILS	05/31/19	2,552,777	2,598,557	(45,780)
						$226,140

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Barclays Bank plc	1,186,000	CAD	05/01/19	$886,923	$888,428	$1,505
Citibank N.A., New York	793,000	CAD	05/09/19	593,396	594,155	759
Citibank N.A., New York	525,000	CAD	05/15/19	392,813	393,416	603
Citibank N.A., New York	788,000	CAD	05/08/19	589,807	590,393	586
Citibank N.A., New York	390,000	CAD	05/14/19	291,764	292,245	481
Citibank N.A., New York	391,000	CAD	05/03/19	292,445	292,911	466
Barclays Bank plc	2,070,000	MXN	05/23/19	105,904	105,776	(128)
Barclays Bank plc	11,800,000	MXN	04/11/19	608,781	607,133	(1,648)
JPMorgan ChaseBank, N.A.	1,000,000	BRL	04/01/19	261,780	255,650	(6,130)
Goldman Sachs International	1,000,000	BRL	04/01/19	263,755	255,650	(8,105)
Barclays Bank plc	535,000	GBP	04/23/19	707,975	697,546	(10,429)
Morgan Stanley Capital Services LLC	1,919,000	EUR	05/17/19	2,176,856	2,161,404	(15,452)
Barclays Bank plc	2,422,000	EUR	05/10/19	2,745,107	2,726,239	(18,868)
Citibank N.A., New York	7,535,000	BRL	04/01/19	1,988,155	1,926,322	(61,833)
						$(118,193)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Security is a principal-only strip.
[3]	Rate indicated is the 7-day yield as of March 31, 2019.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2019. See table below for additional step information for each security.
[5]	Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $31,014,492 (cost $30,898,909), or 23.1% of total net assets.
[7]	Security is an interest-only strip.
[8]	Zero coupon rate security.
[9]	Face amount of security is adjusted for inflation.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $534,393 (cost $579,626), or 0.4% of total net assets — See Note 6.
[12]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.IG.31 Index — Credit Default Swap North American Investment Grade Series 31 Index

CAD — Canadian Dollar

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

DKK — Danish Krona

EUR— Euro

GBP — British Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

USD — United States Dollar

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$107,863	$—	$107,863
Mutual Funds	11,558,580	—	—	11,558,580
Money Market Fund	4,706,843	—	—	4,706,843
Collateralized Mortgage Obligations	—	33,562,859	—	33,562,859
U.S. Government Securities	—	21,980,564	—	21,980,564
Asset-Backed Securities	—	18,714,976	—	18,714,976
Foreign Government Debt	—	16,227,932	—	16,227,932
Corporate Bonds	—	11,042,647	700,000	11,742,647
Federal Agency Bonds	—	5,725,916	—	5,725,916
Municipal Bonds	—	990,327	—	990,327
Senior Floating Rate Interests	—	738,253	—	738,253
Commercial Paper	—	6,585,346	—	6,585,346
Forward Foreign Currency Exchange Contracts**	—	310,344	—	310,344
Total Assets	$16,265,423	$115,987,027	$700,000	$132,952,450

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Centrally Cleared Credit Default Swap Agreements**	$—	$169,266	$—	$169,266
OTC Credit Default Swap Agreements**	—	49,772	—	49,772
Centrally Cleared Interest Rate Swap Agreements**	—	4,821	—	4,821
Forward Foreign Currency Exchange Contracts**	—	202,397	—	202,397
Total Liabilities	$—	$426,256	$—	$426,256

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Apollo Aviation Securitization Equity Trust 2016-1A, 4.88% due 03/17/36	6.88%	03/15/23	6.88%	03/15/23
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4, 2.75% due 06/25/57	3.00%	06/25/19	3.25%	12/25/19
Willis Engine Securitization Trust II 2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6 Class	$202,786	$2,424	$–	$–	$3,672	$208,882	8,263	$2,450
Guggenheim Ultra Short Duration Fund — Institutional Class	2,489,086	15,030	–	–	2,509	2,506,625	251,417	15,292
Guggenheim Limited Duration Fund — R6 Class	2,962,018	17,782	–	–	16	2,979,816	121,082	17,894
Guggenheim Total Return Bond Fund — R6 Class	5,784,281	37,454	–	–	41,522	5,863,257	218,778	37,714
	$11,438,171	$72,690	$–	$–	$47,719	$11,558,580		$73,350

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS†† - 0.1%
Industrial - 0.1%
API Heat Transfer Parent LLC*	170,114	$46,781
BP Holdco LLC*,†††,1	11,609	4,099
Vector Phoenix Holdings, LP*,†††,1	11,609	972
Total Industrial		51,852
Total Common Stocks
(Cost $91,215)		51,852

PREFERRED STOCKS†† - 0.1%
Industrial - 0.1%
API Heat Transfer Intermediate*	36	29,173
Total Preferred Stocks
(Cost $28,949)		29,173

MONEY MARKET FUND† - 8.3%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 2.28%[2]	4,683,215	4,683,215
Total Money Market Fund
(Cost $4,683,215)		4,683,215

	Face Amount
SENIOR FLOATING RATE INTERESTS††,3 - 90.1%
Consumer, Non-cyclical - 18.9%
PAREXEL International Corp.
5.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 09/27/24	$746,212	718,229
Agiliti
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/04/26	700,000	697,375
Nomad Foods Lux S.A.R.L
4.73% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/24	700,000	685,300
BRP, Inc.
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 05/23/25	696,500	679,958
Hostess Brands LLC
4.89% ((1 Month USD LIBOR + 2.25%) and (3 Month USD LIBOR + 2.25%), Rate Floor: 3.00%) due 08/03/22	698,237	677,639
Aspen Dental
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/30/25	645,374	637,578
JBS USA Lux SA
4.98% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 10/30/22	598,473	593,763
Sterigenics-Norion Holdings
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/15/22	551,558	541,448
Endo Luxembourg Finance Co.
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	544,601	533,622
Hearthside Group Holdings LLC
6.19% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	545,875	529,499
Albertson's LLC
5.61% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 12/21/22	490,022	485,803
Syneos Health, Inc.
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 08/01/24	486,113	481,791
CPI Holdco LLC
6.24% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/24	471,394	465,501
PPDI (Pharmaceutical Product Development, Inc.)
5.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.50%) due 08/18/22	438,608	433,726
Valeant Pharmaceuticals International, Inc.
5.23% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/27/25	356,250	351,854
5.48% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	44,226	43,910
Dole Food Company, Inc.
5.25% ((1 Month USD LIBOR + 2.75%) and (Commercial Prime Lending Rate + 1.75%), Rate Floor: 3.75%) due 04/06/24	343,269	326,621
Post Holdings, Inc.
4.49% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/24	297,614	294,685
Springs Window Fashions
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	198,500	195,771
10.99% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	100,000	90,770
Diamond (BC) B.V.
5.74% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	296,250	284,030
Sigma Holding BV (Flora Food)
5.60% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	248,125	240,061

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 90.1% (continued)
Consumer, Non-cyclical - 18.9% (continued)
BCPE Eagle Buyer LLC
6.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	$196,985	$188,613
Smart & Final Stores LLC
6.13% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/15/22	157,900	150,136
Immucor, Inc.
7.60% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	147,375	147,006
Resideo Funding, Inc.
4.61% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/24/25	99,750	99,376
Acadia Healthcare Co., Inc.
5.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/16/23	94,449	93,521
CTI Foods Holding Co. LLC
10.50% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 07/10/19	9,305	9,119
9.85% (3 Month USD LIBOR + 7.25%, Rate Floor: 8.25%) due 06/28/21	80,000	4,000
Total Consumer, Non-cyclical		10,680,705
Industrial - 17.3%
ABC Supply Co., Inc.
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 10/31/23	746,193	726,255
Altra Industrial Motion Corp.
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	633,022	621,153
DG Investment Intermediate Holdings 2, Inc.
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/03/25	634,329	612,920
TransDigm Group, Inc.
5.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 05/30/25	619,404	602,370
Hillman Group, Inc.
6.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	595,500	567,214
Engineered Machinery Holdings, Inc.
5.85% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/19/24	555,551	535,413
Lineage Logistics LLC
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/27/25	545,246	528,551
Charter Nex US, Inc.
5.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/16/24	518,040	502,390
GYP Holdings III Corp.
5.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/01/25	506,008	489,350
USIC Holding, Inc.
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/08/23	493,876	480,501
Flex Acquisition Company, Inc.
5.63% ((1 Month USD LIBOR + 3.00%) and (3 Month USD LIBOR + 3.00%), Rate Floor: 4.00%) due 12/29/23	491,250	475,078
WP CPP Holdings LLC
6.51% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	477,600	473,421
BWAY Holding Co.
6.03% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	442,125	430,740
CHI Overhead Doors, Inc.
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 07/29/22	435,859	430,411
ProAmpac PG Borrower LLC
6.14% ((1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%), Rate Floor: 4.50%) due 11/20/23	363,616	350,548
CPG International LLC
6.63% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/05/24	346,465	343,000
American Bath Group LLC
6.85% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	266,835	264,167
VC GB Holdings, Inc.
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24	269,690	263,622
Hayward Industries, Inc.
6.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	260,897	255,517
Titan Acquisition Ltd. (Husky)
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	198,000	183,744

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 90.1% (continued)
Industrial - 17.3% (continued)
KUEHG Corp. (KinderCare)
6.35% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/21/25	$181,585	$179,050
API Heat Transfer
8.60% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 01/01/24	159,050	142,350
8.60% (3 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 10/02/23	28,376	25,538
Arctic Long Carriers
7.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	171,938	166,349
Bioplan USA, Inc.
7.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	174,077	159,571
Total Industrial		9,809,223
Consumer, Cyclical - 17.1%
Safe Fleet Holdings LLC
5.49% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/03/25	893,250	867,569
Samsonite IP Holdings S.A.R.L.
4.25% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/25/25	695,994	685,846
Realogy Group LLC
4.73% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/25	694,737	673,318
Geo Group, Inc.
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.75%) due 03/22/24	688,481	656,067
Crown Finance US, Inc.
5.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 02/28/25	662,371	646,196
Packers Sanitation Services, Inc.
5.49% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 12/04/24	592,747	572,493
AVSC Holding Corp.
5.76% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%), Rate Floor: 4.25%) and (1 Week USD Libor + 3.25%) due 03/03/25	546,074	531,057
American Tire Distributors, Inc.
10.13% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	521,675	464,291
8.66% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	57,427	56,279
NVA Holdings, Inc.
5.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 02/03/25	495,261	477,619
Navistar Inc.
6.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	445,500	443,460
IBC Capital Ltd.
6.36% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	397,990	385,306
Mavis Tire Express Services Corp.
5.74% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	395,921	385,033
AMC Entertainment, Inc.
due 03/14/26	300,000	297,600
EG Finco Ltd.
6.60% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	297,001	289,724
Stars Group (Amaya)
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/10/25	289,358	288,568
Petco Animal Supplies, Inc.
5.99% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	351,747	266,625
IRB Holding Corp.
5.74% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/05/25	248,744	242,214
Power Solutions (Panther)
due 03/14/26	225,000	222,329
1-800 Contacts
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/22/23	194,034	190,760
Truck Hero, Inc.
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	197,985	190,622
Wyndham Hotels & Resorts, Inc.
4.25% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 05/30/25	149,250	147,128
GVC Holdings plc
5.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.50%) due 03/29/24	148,500	146,953
Life Time Fitness, Inc.
5.38% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 06/10/22	138,945	137,133

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 90.1% (continued)
Consumer, Cyclical - 17.1% (continued)
Argo Merchants
6.35% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 12/06/24	$123,481	$121,861
Leslie's Poolmart, Inc.
6.08% (2 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	118,425	114,453
Equinox Holdings, Inc.
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/08/24	99,747	99,049
Belk, Inc.
7.45% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	97,734	78,581
CPI Acquisition, Inc.
7.35% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	41,839	27,802
Total Consumer, Cyclical		9,705,936
Technology - 14.5%
Blackhawk Network
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/16/25	694,750	681,550
MACOM Technology Solutions Holdings, Inc.
4.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 05/17/24	694,697	655,099
Micron Technology, Inc.
4.25% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/26/22	389,975	389,292
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/29/25	191,280	188,937
Neustar, Inc.
6.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	544,472	523,826
Informatica LLC
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/05/22	493,733	492,706
Sabre GLBL, Inc.
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	493,750	489,583
TIBCO Software, Inc.
6.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/04/20	489,974	487,525
Solera LLC
5.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	475,960	471,500
Peak 10 Holding Corp.
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	493,750	450,858
Equian LLC
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 05/20/24	442,866	434,008
Advanced Computer Software
7.24% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 05/31/24	407,010	405,145
Optiv, Inc.
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	412,203	392,624
LANDesk Group, Inc.
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	310,185	307,666
Go Daddy Operating Company LLC
4.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/15/24	294,428	292,017
Lumentum Holdings, Inc.
5.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/10/25	249,375	248,752
Cvent, Inc.
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	198,497	194,031
Greenway Health LLC
6.35% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	197,985	182,146
Aspect Software, Inc.
7.74% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	215,557	172,215
EIG Investors Corp.
6.39% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	163,923	162,898
Ascend Learning LLC
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 07/12/24	147,750	144,364
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	129,675	125,808
Project Accelerate Parent, LLC
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/02/25	123,750	123,750

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 90.1% (continued)
Technology - 14.5% (continued)
Brave Parent Holdings, Inc.
6.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	$99,499	$98,172
MA Financeco LLC
4.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 11/19/21	99,000	96,525
Total Technology		8,210,997
Communications - 10.0%
WMG Acquisition Corp.
4.62% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 11/01/23	700,000	684,033
GTT Communications, Inc.
5.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	645,125	606,579
CSC Holdings, LLC
4.73% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	518,883	503,410
Cengage Learning Acquisitions, Inc.
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	523,835	470,142
SFR Group S.A.
6.17% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26	490,047	463,584
McGraw-Hill Global Education Holdings LLC
6.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	488,416	448,122
Ziggo Secured Finance BV
4.98% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/25	450,000	437,859
Telenet Financing USD LLC
4.73% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/15/26	300,000	293,184
Sprint Communications, Inc.
5.00% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 02/02/24	294,000	285,915
Internet Brands, Inc.
6.24% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	251,805	248,030
Virgin Media Bristol LLC
4.98% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/26	250,000	247,142
Radiate HoldCo LLC
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/01/24	223,271	217,970
Charter Communications Operating, LLC
4.50% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/30/25	197,500	196,019
Altice US Finance I Corp.
4.73% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	200,000	193,950
Market Track LLC
6.83% (2 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	197,000	185,180
Authentic Brands
6.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	172,375	168,821
Total Communications		5,649,940
Basic Materials - 6.9%
Messer Industries USA, Inc.
5.10% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/01/26	750,000	733,598
LTI Holdings, Inc.
6.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	696,500	669,218
HB Fuller Co.
4.49% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/20/24	635,204	623,097
GrafTech Finance, Inc.
6.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	533,278	531,278
Pregis Holding I Corp.
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/20/21	483,642	475,178
Vectra Co.
5.75% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	446,625	424,155
Element Solutions, Inc.
4.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/30/26	249,375	247,038

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 90.1% (continued)
Basic Materials - 6.9% (continued)
PMHC II, Inc. (Prince)
6.17% ((1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) and (12 Month USD Libor + 3.50%), Rate Floor: 4.50%) due 03/29/25	$198,000	$192,143
Total Basic Materials		3,895,705
Financial - 4.1%
Northstar Financial Services LLC
6.08% ((2 Month USD LIBOR + 3.50%) and (1 Month USD LIBOR + 3.50%), Rate Floor: 4.25%) due 05/25/25	549,277	539,209
LPL Holdings, Inc.
4.74% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 09/23/24	492,516	487,797
USI, Inc.
5.60% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	355,095	343,849
National Financial Partners Corp.
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/08/24	297,581	286,421
Travelport Finance (Luxembourg) S.A.R.L.
5.18% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/17/25	246,339	246,054
Aretec Group, Inc.
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	249,375	245,842
Advisor Group, Inc.
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/15/25	149,250	149,250
Total Financial		2,298,422
Energy - 1.3%
Houston Fuel Oil Terminal Company
5.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/26/25	446,625	443,834
Ultra Petroleum, Inc.
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 04/12/24	328,000	283,310
Total Energy		727,144
Total Senior Floating Rate Interests
(Cost $52,625,757)		50,978,072

CORPORATE BONDS†† - 2.7%
Industrial - 0.9%
ADT Security Corp.
6.25% due 10/15/21	500,000	524,525
Consumer, Non-cyclical - 0.9%
Tenet Healthcare Corp.
6.00% due 10/01/20	500,000	518,125
Communications - 0.9%
Sprint Communications, Inc.
7.00% due 03/01/20[4]	500,000	513,125
Total Corporate Bonds
(Cost $1,540,153)		1,555,775
Total Investments - 101.3%
(Cost $58,969,289)		$57,298,087
Other Assets & Liabilities, net - (1.3)%		(739,809)
Total Net Assets - 100.0%		$56,558,278

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $5,071, (cost $7,859) or less than 0.1% of total net assets.
[2]	Rate indicated is the 7-day yield as of March 31, 2019.
[3]	Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $513,125 (cost $512,744), or 0.9% of total net assets.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

USD — United States Dollar

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$46,781	$5,071	$51,852
Preferred Stocks	—	29,173	—	29,173
Money Market Fund	4,683,215	—	—	4,683,215
Senior Floating Rate Interests	—	50,978,072	—	50,978,072
Corporate Bonds	—	1,555,775	—	1,555,775
Total Assets	$4,683,215	$52,609,801	$5,071	$57,298,087

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Unfunded Loan Commitments (Note 5)	$—	$1,416	$—	*	$1,416

*	Includes securities with a market value of $0.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares/Face Amount 03/31/19	Investment Income
Common Stocks
Aspect Software, Inc.[2]	$–	**	$–	$–	$–	$–	$–	–	$–
Senior Floating Rate Interests
Aspect Software, Inc. 7.74% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24[1,2]	263,266		–	(2,073)	–	–	–	–	8,146
Warrants
Aspect Software, Inc.[2]	–	**	–	–	–	–	–	–	–
	$263,266		$–	$(2,073)	$–	$–	$–		$8,146

**	Market Value is less than $1.
[1]	Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security is no longer an affiliated entity effective February 4, 2019.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 20.1%
Consumer, Non-cyclical - 6.2%
STERIS plc	5,439	$696,355
Post Holdings, Inc.*	4,637	507,288
Molina Healthcare, Inc.*	3,563	505,803
Bio-Rad Laboratories, Inc. — Class A*	1,653	505,289
Hill-Rom Holdings, Inc.	4,696	497,119
Encompass Health Corp.	7,669	447,870
PRA Health Sciences, Inc.*	3,703	408,404
Sabre Corp.	18,399	393,555
Chemed Corp.	1,192	381,523
Kimberly-Clark Corp.	2,633	326,229
Humana, Inc.	1,207	321,062
Zimmer Biomet Holdings, Inc.	2,321	296,392
Baxter International, Inc.	3,510	285,398
Universal Health Services, Inc. — Class B	2,093	279,981
Flowers Foods, Inc.	12,484	266,159
Sysco Corp.	3,979	265,638
Edgewell Personal Care Co.*	5,672	248,944
Aaron's, Inc.	4,625	243,275
Hershey Co.	2,016	231,497
Masimo Corp.*	1,654	228,715
DaVita, Inc.*	4,181	226,987
Charles River Laboratories International, Inc.*	1,497	217,439
Integra LifeSciences Holdings Corp.*	3,650	203,378
Catalent, Inc.*	4,958	201,245
ICU Medical, Inc.*	840	201,037
Exelixis, Inc.*	7,873	187,377
Kellogg Co.	3,262	187,174
Integer Holdings Corp.*	2,315	174,597
United Rentals, Inc.*	1,457	166,462
H&R Block, Inc.	6,105	146,154
Korn Ferry	3,043	136,265
Robert Half International, Inc.	1,854	120,807
Amedisys, Inc.*	945	116,481
MarketAxess Holdings, Inc.	417	102,615
Weight Watchers International, Inc.*	5,062	101,999
Total Consumer, Non-cyclical		9,826,513
Industrial - 4.5%
Old Dominion Freight Line, Inc.	3,506	506,231
Kennametal, Inc.	12,212	448,791
Crane Co.	5,062	428,346
Regal Beloit Corp.	4,844	396,578
Landstar System, Inc.	3,455	377,942
Curtiss-Wright Corp.	3,231	366,201
Gentex Corp.	16,090	332,741
Kansas City Southern	2,868	332,631
Carlisle Companies, Inc.	2,567	314,766
KBR, Inc.	14,663	279,917
J.B. Hunt Transport Services, Inc.	2,672	270,647
XPO Logistics, Inc.*	5,009	269,184
Expeditors International of Washington, Inc.	3,522	267,320
Kirby Corp.*	3,559	267,316
Trimble, Inc.*	6,458	260,903
Lennox International, Inc.	782	206,761
GATX Corp.	2,611	199,402
Clean Harbors, Inc.*	2,761	197,494
ITT, Inc.	3,298	191,284
Waters Corp.*	732	184,252
Masco Corp.	4,554	179,018
Louisiana-Pacific Corp.	6,578	160,371
Hillenbrand, Inc.	3,802	157,897
Agilent Technologies, Inc.	1,812	145,649
EnerSys	2,129	138,726
Barnes Group, Inc.	2,453	126,109
IDEX Corp.	739	112,136
Total Industrial		7,118,613
Technology - 3.2%
Leidos Holdings, Inc.	10,614	680,251
Zebra Technologies Corp. — Class A*	2,362	494,910
j2 Global, Inc.	4,661	403,643
Teradyne, Inc.	8,646	344,457
MAXIMUS, Inc.	4,644	329,631
CDK Global, Inc.	5,264	309,628
Cypress Semiconductor Corp.	20,447	305,069
Skyworks Solutions, Inc.	3,490	287,855
Citrix Systems, Inc.	2,858	284,828
Seagate Technology plc	5,036	241,174
KLA-Tencor Corp.	1,915	228,670
Maxim Integrated Products, Inc.	4,273	227,195
Cerner Corp.*	3,768	215,567
NetApp, Inc.	3,101	215,024
Teradata Corp.*	3,604	157,315
Electronic Arts, Inc.*	1,151	116,976
PTC, Inc.*	1,098	101,214
Tyler Technologies, Inc.*	402	82,169
Total Technology		5,025,576
Consumer, Cyclical - 2.1%
Cinemark Holdings, Inc.	9,422	376,786
UniFirst Corp.	2,386	366,251
Live Nation Entertainment, Inc.*	5,258	334,093
MSC Industrial Direct Company, Inc. — Class A	3,866	319,757
Domino's Pizza, Inc.	1,136	293,202
NVR, Inc.*	95	262,865
Brinker International, Inc.	4,741	210,405
Williams-Sonoma, Inc.	3,654	205,611
Five Below, Inc.*	1,567	194,700
Wyndham Destinations, Inc.	4,625	187,266
Carter's, Inc.	1,840	185,454
Deckers Outdoor Corp.*	1,244	182,855
Sally Beauty Holdings, Inc.*	7,527	138,572
Total Consumer, Cyclical		3,257,817
Communications - 1.5%
InterDigital, Inc.	5,782	381,496
AMC Networks, Inc. — Class A*	6,092	345,782
F5 Networks, Inc.*	1,957	307,112
John Wiley & Sons, Inc. — Class A	6,779	299,767
Cable One, Inc.	297	291,470
New York Times Co. — Class A	7,993	262,570
Cars.com, Inc.*	7,606	173,417
World Wrestling Entertainment, Inc. — Class A	1,997	173,300

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 20.1% (continued)
Communications - 1.5% (continued)
FactSet Research Systems, Inc.	551	$136,797
Total Communications		2,371,711
Energy - 1.4%
ONEOK, Inc.	4,784	334,115
Murphy Oil Corp.	9,771	286,290
PBF Energy, Inc. — Class A	9,162	285,305
HollyFrontier Corp.	5,110	251,770
CNX Resources Corp.*	15,646	168,507
Cimarex Energy Co.	2,289	160,001
Southwestern Energy Co.*	31,881	149,522
Devon Energy Corp.	4,438	140,063
Apache Corp.	3,827	132,644
Marathon Oil Corp.	7,598	126,963
Anadarko Petroleum Corp.	2,688	122,250
Total Energy		2,157,430
Financial - 0.6%
Weingarten Realty Investors REIT	8,545	250,967
Western Union Co.	12,768	235,825
East West Bancorp, Inc.	3,839	184,157
Interactive Brokers Group, Inc. — Class A	3,209	166,483
Camden Property Trust REIT	1,003	101,804
Medical Properties Trust, Inc. REIT	5,320	98,473
Total Financial		1,037,709
Utilities - 0.4%
UGI Corp.	6,779	375,692
National Fuel Gas Co.	2,838	173,005
Aqua America, Inc.	3,125	113,875
Total Utilities		662,572
Basic Materials - 0.2%
Chemours Co.	8,666	322,028
Total Common Stocks
(Cost $30,637,189)		31,779,969

MUTUAL FUNDS† - 75.5%
Guggenheim Variable Insurance Strategy Fund III[1]	1,990,585	49,266,971
Guggenheim Strategy Fund III[1]	1,616,257	40,067,019
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	2,230,802	22,241,093
Guggenheim Strategy Fund II1	328,017	8,138,097
Total Mutual Funds
(Cost $120,449,529)		119,713,180

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.27%[2]	4,616,156	4,616,156
Total Money Market Fund
(Cost $4,616,156)		4,616,156
Total Investments - 98.5%
(Cost $155,702,874)		$156,109,305
Other Assets & Liabilities, net - 1.5%		2,423,546
Total Net Assets - 100.0%		$158,532,851

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	5	Jun 2019	$740,225	$21,024
S&P 500 Index Mini Futures Contracts	6	Jun 2019	851,400	14,650
S&P MidCap 400 Index Mini Futures Contracts	12	Jun 2019	2,282,040	14,360
			$3,873,665	$50,034

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A	Russell MidCap Growth Index	2.53%	At Maturity	04/02/19	113,898	$124,403,496	$20,603,693

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2019.

plc —Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,779,969	$—	$—	$31,779,969
Mutual Funds	119,713,180	—	—	119,713,180
Money Market Fund	4,616,156	—	—	4,616,156
Equity Futures Contracts**	50,034	—	—	50,034
Equity Index Swap Agreements**	—	20,603,693	—	20,603,693
Total Assets	$156,159,339	$20,603,693	$—	$176,763,032

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,588,834	$1,551,905	$–	$–	$(2,642)	$8,138,097	328,017	$52,732
Guggenheim Strategy Fund III	39,792,573	274,378	–	–	68	40,067,019	1,616,257	279,816
Guggenheim Ultra Short Duration Fund — Institutional Class	3,167,024	19,051,805	–	–	22,264	22,241,093	2,230,802	101,236
Guggenheim Variable Insurance Strategy Fund III	48,939,224	327,617	–	–	130	49,266,971	1,990,585	328,931
	$98,487,655	$21,205,705	$–	$–	$19,820	$119,713,180		$762,715

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
EXCHANGE-TRADED FUNDS† - 75.0%
Vanguard S&P 500 ETF	30,352	$7,877,558
SPDR S&P 500 ETF Trust	27,068	7,646,169
iShares Core U.S. Aggregate Bond ETF	65,518	7,146,048
iShares iBoxx $ Investment Grade Corporate Bond ETF	29,849	3,553,822
iShares Core S&P Mid-Capital ETF	12,738	2,412,577
iShares 1-3 Year Treasury Bond ETF	25,124	2,113,431
iShares MSCI EAFE ETF	28,147	1,825,614
iShares 7-10 Year Treasury Bond ETF	14,431	1,539,355
iShares Core S&P 500 ETF	2	569
Total Exchange-Traded Funds
(Cost $25,198,501)		34,115,143

MUTUAL FUNDS† - 22.9%
Guggenheim Variable Insurance Strategy Fund III[1]	161,685	4,001,693
Guggenheim Strategy Fund III[1]	145,795	3,614,250
Guggenheim Strategy Fund II1	71,936	1,784,742
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	100,812	1,005,100
Total Mutual Funds
(Cost $10,469,327)		10,405,785

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.27%[2]	589,457	589,457
Total Money Market Fund
(Cost $589,457)		589,457

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
2.31% due 04/02/19[3,4]	$528,000	527,965
Total U.S. Treasury Bills
(Cost $527,965)		527,965
Total Investments - 100.3%
(Cost $36,785,250)		$45,638,350
Other Assets & Liabilities, net - (0.3)%		(157,952)
Total Net Assets - 100.0%		$45,480,398

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
MSCI EAFE Index Mini Futures Contracts	57	Jun 2019	$5,320,665	$101,936
S&P 500 Index Mini Futures Contracts	10	Jun 2019	1,419,000	42,995
Russell 2000 Index Mini Futures Contracts	24	Jun 2019	1,853,280	19,042
S&P MidCap 400 Index Mini Futures Contracts	2	Jun 2019	380,340	7,457
Hang Seng Index Futures Contracts††	1	Apr 2019	185,831	1,492
CAC 40 10 Euro Index Futures Contracts	1	Apr 2019	60,047	295
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2019	143,345	(107)
DAX Index Futures Contracts	1	Jun 2019	324,288	(1,007)
			$9,686,796	$172,103

Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	34	Jun 2019	$4,226,625	$66,349
U.S. Treasury 2 Year Note Futures Contracts	8	Jun 2019	1,705,125	5,284
			$5,931,750	$71,633

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	1	Jun 2019	$113,481	$(121)

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	2	Jun 2019	$231,797	$(160)

Equity Futures Contracts Sold Short†
Nikkei 225 (CME) Index Futures Contracts	1	Jun 2019	$106,500	$1,147
SPI 200 Index Futures Contracts	2	Jun 2019	219,749	634

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
FTSE 100 Index Futures Contracts	2	Jun 2019	$188,033	$(4,074)
			$514,282	$(2,293)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2019.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.

CME	— Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$34,115,143	$—	$—	$34,115,143
Mutual Funds	10,405,785	—	—	10,405,785
Money Market Fund	589,457	—	—	589,457
U.S. Treasury Bills	—	527,965	—	527,965
Equity Futures Contracts**	173,506	1,492	—	174,998
Interest Rate Futures Contracts**	71,633	—	—	71,633
Total Assets	$45,355,524	$529,457	$—	$45,884,981

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$5,188	$—	$—	$5,188
Interest Rate Futures Contracts**	160	—	—	160
Currency Futures Contracts**	121	—	—	121
Total Liabilities	$5,469	$—	$—	$5,469

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,773,302	$12,151	$–	$–	$(711)	$1,784,742	71,936	$12,371
Guggenheim Strategy Fund III	5,183,918	30,121	(1,600,000)	(8,069)	8,280	3,614,250	145,795	30,830
Guggenheim Ultra Short Duration Fund — Institutional Class	998,067	6,027	–	–	1,006	1,005,100	100,812	6,132
Guggenheim Variable Insurance Strategy Fund III	6,071,540	30,868	(2,100,000)	(20,250)	19,535	4,001,693	161,685	31,031
	$14,026,827	$79,167	$(3,700,000)	$(28,319)	$28,110	$10,405,785		$80,364

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 98.6%
Financial - 29.6%
JPMorgan Chase & Co.	33,517	$3,392,926
Bank of America Corp.	83,325	2,298,937
Berkshire Hathaway, Inc. — Class B*	11,247	2,259,410
Citigroup, Inc.	27,506	1,711,423
Zions Bancorp North America	33,481	1,520,372
Equity Commonwealth REIT	41,909	1,370,005
Voya Financial, Inc.	24,286	1,213,329
SunTrust Banks, Inc.	15,951	945,097
MetLife, Inc.	21,897	932,155
KeyCorp	52,349	824,497
Allstate Corp.	8,262	778,115
Principal Financial Group, Inc.	15,154	760,579
Alleghany Corp.*	1,206	738,554
BB&T Corp.	14,998	697,857
Huntington Bancshares, Inc.	48,966	620,889
Medical Properties Trust, Inc. REIT	30,988	573,588
Physicians Realty Trust REIT	29,711	558,864
Morgan Stanley	13,028	549,782
Alexandria Real Estate Equities, Inc. REIT	3,552	506,373
Willis Towers Watson plc	2,877	505,345
Radian Group, Inc.	24,321	504,418
Loews Corp.	10,075	482,895
Unum Group	14,170	479,371
Sun Communities, Inc. REIT	3,748	444,213
Hartford Financial Services Group, Inc.	8,753	435,199
Wells Fargo & Co.	8,396	405,695
Wintrust Financial Corp.	5,756	387,551
Regions Financial Corp.	25,276	357,655
Cousins Properties, Inc. REIT	36,967	357,101
Umpqua Holdings Corp.	21,084	347,886
Federal Agricultural Mortgage Corp. — Class C	4,727	342,377
Axis Capital Holdings Ltd.	6,248	342,265
Prudential Financial, Inc.	3,601	330,860
Pinnacle Financial Partners, Inc.	5,460	298,662
IBERIABANK Corp.	3,916	280,816
National Storage Affiliates Trust REIT	9,797	279,312
Old Republic International Corp.	12,724	266,186
Camden Property Trust REIT	2,443	247,965
Jones Lang LaSalle, Inc.	1,575	242,833
Redwood Trust, Inc. REIT	14,098	227,683
Prosperity Bancshares, Inc.	2,858	197,373
E*TRADE Financial Corp.	4,097	190,224
BOK Financial Corp.	2,275	185,526
Stifel Financial Corp.	3,515	185,451
Hilltop Holdings, Inc.	10,087	184,088
Old National Bancorp	10,589	173,660
Howard Hughes Corp.*	1,567	172,370
Realogy Holdings Corp.	14,595	166,383
First Horizon National Corp.	11,474	160,407
Total Financial		31,434,522
Consumer, Non-cyclical - 16.8%
Pfizer, Inc.	41,289	1,753,544
Procter & Gamble Co.	13,024	1,355,147
Johnson & Johnson	8,984	1,255,873
Bunge Ltd.	18,787	997,026
HCA Healthcare, Inc.	6,649	866,897
Alexion Pharmaceuticals, Inc.*	5,760	778,637
Archer-Daniels-Midland Co.	16,063	692,797
Tyson Foods, Inc. — Class A	9,842	683,330
Zimmer Biomet Holdings, Inc.	4,740	605,298
United Therapeutics Corp.*	4,738	556,099
Merck & Company, Inc.	6,587	547,841
Dentsply Sirona, Inc.	10,779	534,531
Quest Diagnostics, Inc.	5,569	500,764
McKesson Corp.	3,764	440,614
Medtronic plc	4,628	421,518
AmerisourceBergen Corp. — Class A	4,951	393,703
Mylan N.V.*	13,848	392,452
DaVita, Inc.*	6,941	376,827
Biogen, Inc.*	1,578	373,008
Central Garden & Pet Co. — Class A*	15,532	361,119
Ingredion, Inc.	3,653	345,903
Humana, Inc.	1,232	327,712
Euronet Worldwide, Inc.*	2,296	327,387
Cigna Corp.	2,034	327,108
Premier, Inc. — Class A*	9,167	316,170
Encompass Health Corp.	5,387	314,601
Amgen, Inc.	1,636	310,807
Eagle Pharmaceuticals, Inc.*	5,616	283,552
Emergent BioSolutions, Inc.*	5,533	279,527
Sanderson Farms, Inc.	2,054	270,799
UnitedHealth Group, Inc.	1,028	254,183
SP Plus Corp.*	5,599	191,038
Cambrex Corp.*	4,910	190,754
TherapeuticsMD, Inc.*	33,395	162,634
Inovio Pharmaceuticals, Inc.*	25,751	96,051
Total Consumer, Non-cyclical		17,885,251
Energy - 9.9%
Chevron Corp.	24,806	3,055,603
Exxon Mobil Corp.	30,780	2,487,024
Kinder Morgan, Inc.	62,766	1,255,947
Marathon Oil Corp.	51,739	864,559
Range Resources Corp.	70,480	792,195
Whiting Petroleum Corp.*	29,982	783,729
ConocoPhillips	6,698	447,025
Oasis Petroleum, Inc.*	46,749	282,364
Antero Resources Corp.*	30,775	271,743
Parsley Energy, Inc. — Class A*	13,685	264,121
Total Energy		10,504,310
Industrial - 8.9%
Owens Corning	12,274	578,351
FedEx Corp.	3,079	558,561
Eaton Corporation plc	6,391	514,859
US Concrete, Inc.*	11,849	490,786
3M Co.	2,312	480,387
MDU Resources Group, Inc.	17,709	457,423
Jacobs Engineering Group, Inc.	5,660	425,576
Carlisle Companies, Inc.	3,443	422,180
Westrock Co.	10,875	417,056
General Electric Co.	39,208	391,688
Jabil, Inc.	14,430	383,694
Scorpio Tankers, Inc.	17,745	352,061
Timken Co.	7,048	307,434

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Industrial - 8.9% (continued)
Ingersoll-Rand plc	2,841	$306,686
FLIR Systems, Inc.	6,303	299,897
Avnet, Inc.	6,468	280,517
Graphic Packaging Holding Co.	20,768	262,300
Ryder System, Inc.	3,524	218,453
Knight-Swift Transportation Holdings, Inc.	6,487	211,995
Plexus Corp.*	3,470	211,496
Snap-on, Inc.	1,340	209,737
Huntington Ingalls Industries, Inc.	964	199,741
Hub Group, Inc. — Class A*	4,876	199,185
Advanced Energy Industries, Inc.*	3,763	186,946
Crane Co.	2,206	186,672
Rexnord Corp.*	7,211	181,284
EnPro Industries, Inc.	2,666	171,824
Golar LNG Ltd.	7,598	160,242
Park Electrochemical Corp.	9,552	149,966
Kirby Corp.*	1,659	124,607
Celadon Group, Inc.*	53,605	96,489
Total Industrial		9,438,093
Utilities - 8.3%
OGE Energy Corp.	35,149	1,515,625
Exelon Corp.	23,741	1,190,136
Public Service Enterprise Group, Inc.	18,280	1,086,015
Pinnacle West Capital Corp.	10,008	956,565
Ameren Corp.	12,095	889,587
Duke Energy Corp.	8,207	738,630
AES Corp.	34,323	620,560
Edison International	8,820	546,134
Portland General Electric Co.	9,436	489,162
Southwest Gas Holdings, Inc.	3,787	311,519
American Electric Power Company, Inc.	3,063	256,526
Avista Corp.	4,296	174,504
Total Utilities		8,774,963
Consumer, Cyclical - 7.4%
PVH Corp.	8,723	1,063,770
Walmart, Inc.	8,836	861,775
Southwest Airlines Co.	15,677	813,793
DR Horton, Inc.	19,137	791,889
LKQ Corp.*	20,944	594,391
Lear Corp.	3,747	508,505
PACCAR, Inc.	5,968	406,659
UniFirst Corp.	2,502	384,057
Carnival Corp.	6,416	325,420
Acushnet Holdings Corp.	13,323	308,294
Macy's, Inc.	12,693	305,013
Wyndham Hotels & Resorts, Inc.	5,710	285,443
Alaska Air Group, Inc.	4,939	277,177
JetBlue Airways Corp.*	16,369	267,797
Foot Locker, Inc.	3,922	237,673
Walgreens Boots Alliance, Inc.	3,663	231,758
Dick's Sporting Goods, Inc.	4,709	173,338
Unifi, Inc.*	3,960	76,626
Total Consumer, Cyclical		7,913,378
Communications - 7.1%
Cisco Systems, Inc.	43,196	2,332,152
Verizon Communications, Inc.	27,789	1,643,163
Symantec Corp.	40,637	934,245
Comcast Corp. — Class A	19,982	798,881
Ciena Corp.*	9,679	361,414
Viavi Solutions, Inc.*	29,156	360,951
F5 Networks, Inc.*	2,282	358,114
Finisar Corp.*	11,983	277,646
Infinera Corp.*	57,355	248,921
MSG Networks, Inc. — Class A*	8,455	183,896
Total Communications		7,499,383
Basic Materials - 5.6%
Reliance Steel & Aluminum Co.	15,648	1,412,388
Huntsman Corp.	45,783	1,029,660
Nucor Corp.	15,903	927,940
Alcoa Corp.*	28,629	806,192
DowDuPont, Inc.	9,817	523,344
Steel Dynamics, Inc.	14,339	505,737
Ashland Global Holdings, Inc.	4,903	383,072
Freeport-McMoRan, Inc.	20,221	260,649
Pan American Silver Corp.	7,745	102,622
Total Basic Materials		5,951,604
Technology - 5.0%
Intel Corp.	35,117	1,885,783
Apple, Inc.	3,512	667,104
Micron Technology, Inc.*	14,762	610,114
Cray, Inc.*	18,853	491,121
Skyworks Solutions, Inc.	5,203	429,143
Super Micro Computer, Inc.*	19,484	411,648
MACOM Technology Solutions Holdings, Inc.*	15,259	254,978
Oracle Corp.	4,202	225,689
CSG Systems International, Inc.	5,171	218,733
Evolent Health, Inc. — Class A*	13,420	168,824
Total Technology		5,363,137
Total Common Stocks
(Cost $89,871,657)		104,764,641

RIGHTS††† - 0.0%
Pan American Silver Corp.*,1	40,146	–
Total Rights
(Cost $–)		–

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.27%[2]	1,359,012	1,359,012
Total Money Market Fund
(Cost $1,359,012)		1,359,012
Total Investments - 99.9%
(Cost $91,230,669)		$106,123,653
Other Assets & Liabilities, net - 0.1%		73,972
Total Net Assets - 100.0%		$106,197,625

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[2]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$104,764,641	$—	$—		$104,764,641
Rights	—	—	—	*	—
Money Market Fund	1,359,012	—	—		1,359,012
Total Assets	$106,123,653	$—	$—		$106,123,653

*	Security has a market value of $0.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 0.9%
Utilities - 0.6%
TexGen Power LLC††	7,929	$308,240
Energy - 0.2%
SandRidge Energy, Inc.*	14,330	114,927
Approach Resources, Inc.*	6,367	2,252
Titan Energy LLC*	10,783	647
Total Energy		117,826
Consumer, Cyclical - 0.1%
ATD New Holdings, Inc.*,††	3,166	77,567
Delta Air Lines, Inc.	1	52
Chorus Aviation, Inc.	3	16
Total Consumer, Cyclical		77,635
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	13,959
Aimia, Inc.*	5	15
Total Communications		13,974
Financial - 0.0%
Jefferies Financial Group, Inc.	247	4,641
Adelphia Recovery Trust*,†††,1	5,270	–
Total Financial		4,641
Industrial - 0.0%
BP Holdco LLC*,†††,1	523	184
Vector Phoenix Holdings, LP*,†††,1	523	44
Total Industrial		228
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	197
MEDIQ, Inc.*,†††,1	92	–
Total Consumer, Non-cyclical		197
Total Common Stocks
(Cost $1,515,945)		522,741

PREFERRED STOCKS††† - 0.0%
Industrial – 0.0%
U.S. Shipping Corp.*,1	24,529	–
Total Preferred Stocks
(Cost $625,000)		–

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.27%[2]	204,129	204,129
Total Money Market Fund
(Cost $204,129)		204,129

	Face Amount~
CORPORATE BONDS†† - 84.1%
Financial - 19.3%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[3]	500,000	492,500
6.88% due 04/15/22[3]	400,000	402,000
7.38% due 04/01/20[3]	280,000	280,000
7.50% due 04/15/21[3]	250,000	253,750
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	750,000	752,813
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	700,000	708,750
Hunt Companies, Inc.
6.25% due 02/15/26[3]	725,000	676,062
Lincoln Finance Ltd.
7.38% due 04/15/21[3]	650,000	662,675
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	650,000	650,813
Quicken Loans, Inc.
5.25% due 01/15/28[3]	650,000	608,562
Newmark Group, Inc.
6.13% due 11/15/23	400,000	412,222
Wilton Re Finance LLC
5.88% due 03/30/33[3,4]	400,000	405,829
AmWINS Group, Inc.
7.75% due 07/01/26[3]	400,000	399,000
Springleaf Finance Corp.
7.13% due 03/15/26	200,000	203,624
6.13% due 03/15/24	150,000	153,372
American Equity Investment Life Holding Co.
5.00% due 06/15/27	350,000	355,448
GEO Group, Inc.
5.88% due 10/15/24	200,000	175,000
6.00% due 04/15/26	200,000	167,500
CoreCivic, Inc.
4.75% due 10/15/27	400,000	340,252
EPR Properties
5.75% due 08/15/22	300,000	319,480
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[3]	300,000	308,250
Kennedy-Wilson, Inc.
5.88% due 04/01/24	302,000	300,112
HUB International Ltd.
7.00% due 05/01/26[3]	275,000	272,250
Goldman Sachs Group, Inc.
5.30%[4,5]	250,000	251,625
Greystar Real Estate Partners LLC
5.75% due 12/01/25[3]	225,000	225,563
USI, Inc.
6.88% due 05/01/25[3]	225,000	218,531
Assurant, Inc.
7.00% due 03/27/48[4]	200,000	200,410
NFP Corp.
6.88% due 07/15/25[3]	200,000	191,000
Total Financial		10,387,393
Communications - 15.4%
Altice France S.A.
7.38% due 05/01/26[3]	750,000	735,000
8.13% due 02/01/27[3]	250,000	252,813
EIG Investors Corp.
10.88% due 02/01/24	800,000	840,000
CSC Holdings LLC
5.25% due 06/01/24	450,000	456,750
6.50% due 02/01/29[3]	325,000	346,125
Cengage Learning, Inc.
9.50% due 06/15/24[3]	925,000	763,125

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~		Value
CORPORATE BONDS†† - 84.1% (continued)
Communications - 15.4% (continued)
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[3]	865,000		$692,000
MDC Partners, Inc.
6.50% due 05/01/24[3]	828,000		685,170
Level 3 Financing, Inc.
5.25% due 03/15/26	250,000		249,375
5.38% due 01/15/24	200,000		203,720
5.38% due 08/15/22	150,000		150,750
Sprint Communications, Inc.
7.00% due 03/01/20[3]	550,000		564,437
DISH DBS Corp.
5.88% due 11/15/24	600,000		504,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27[3]	350,000		352,188
5.00% due 02/01/28[3]	150,000		147,922
Match Group, Inc.
5.63% due 02/15/29[3]	325,000		329,062
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	250,000	327,460
Ziggo BV
5.50% due 01/15/27[3]	300,000		296,250
Anixter, Inc.
6.00% due 12/01/25[3]	200,000		210,000
Ziggo Bond Company BV
5.88% due 01/15/25[3]	200,000		197,500
Total Communications			8,303,647
Energy - 11.9%
Unit Corp.
6.63% due 05/15/21	900,000		864,000
Indigo Natural Resources LLC
6.88% due 02/15/26[3]	925,000		818,625
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[3]	880,000		809,600
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[3]	700,000		645,750
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	525,000		535,500
PDC Energy, Inc.
6.13% due 09/15/24	250,000		250,000
5.75% due 05/15/26	200,000		195,500
Antero Resources Corp.
5.13% due 12/01/22	300,000		301,590
Range Resources Corp.
5.00% due 03/15/23	200,000		196,000
5.88% due 07/01/22	100,000		101,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	275,000		259,187
Bruin E&P Partners LLC
8.88% due 08/01/23[3]	250,000		239,375
Parkland Fuel Corp.
6.00% due 04/01/26[3]	200,000		201,810
SRC Energy, Inc.
6.25% due 12/01/25	200,000		178,560
Pattern Energy Group, Inc.
5.88% due 02/01/24[3]	175,000		178,063
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 09/20/23	580,000		174,000
CNX Resources Corp.
5.88% due 04/15/22	163,000		162,592
NuStar Logistics, LP
5.63% due 04/28/27	150,000		149,813
Basic Energy Services, Inc.
10.75% due 10/15/23[3]	175,000		140,000
Total Energy			6,400,965
Consumer, Non-cyclical - 11.1%
Vector Group Ltd.
6.13% due 02/01/25[3]	1,000,000		887,800
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[3]	675,000		636,188
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]	660,000		523,050
Par Pharmaceutical, Inc.
7.50% due 04/01/27[3]	475,000		481,650
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25% due 04/15/24[3]	450,000		450,000
Tenet Healthcare Corp.
6.00% due 10/01/20	225,000		233,156
6.25% due 02/01/27[3]	150,000		155,707
HCA, Inc.
5.88% due 02/01/29	350,000		377,108
Nathan's Famous, Inc.
6.63% due 11/01/25[3]	350,000		339,938
Beverages & More, Inc.
11.50% due 06/15/22[3]	450,000		335,250
Bausch Health Companies, Inc.
6.50% due 03/15/22[3]	150,000		155,250
5.75% due 08/15/27[3]	150,000		153,795
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]	300,000		297,000
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[3]	325,000		266,500
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[3]	225,000		207,450
Avanos Medical, Inc.
6.25% due 10/15/22	150,000		153,188
C&S Group Enterprises LLC
5.38% due 07/15/22[3]	150,000		150,562

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 84.1% (continued)
Consumer, Non-cyclical - 11.1% (continued)
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[3]	150,000	$147,187
Darling Ingredients, Inc.
5.25% due 04/15/27[3]	50,000	50,656
Total Consumer, Non-cyclical		6,001,435
Consumer, Cyclical - 9.5%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	275,000	260,562
5.75% due 03/01/25	200,000	193,500
5.50% due 06/01/24	150,000	146,115
Williams Scotsman International, Inc.
6.88% due 08/15/23[3]	300,000	300,000
7.88% due 12/15/22[3]	260,000	267,800
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27	375,000	338,906
5.88% due 11/15/26	150,000	135,375
Titan International, Inc.
6.50% due 11/30/23	450,000	414,563
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[3]	350,000	345,625
Wabash National Corp.
5.50% due 10/01/25[3]	355,000	331,038
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	300,000	306,900
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]	300,000	300,849
Delphi Technologies plc
5.00% due 10/01/25[3]	340,000	299,370
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22	310,000	270,475
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[3]	250,000	254,063
MGM Resorts International
5.50% due 04/15/27	250,000	252,656
VOC Escrow Ltd.
5.00% due 02/15/28[3]	250,000	243,125
Panther BF Aggregator 2 Limited Partnership / Panther Finance Company, Inc.
8.50% due 05/15/27[3]	200,000	200,500
Party City Holdings, Inc.
6.63% due 08/01/26[3]	176,000	175,120
Allison Transmission, Inc.
4.75% due 10/01/27[3]	100,000	95,375
Total Consumer, Cyclical		5,131,917
Industrial - 7.6%
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	776,000	812,860
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[3]	700,000	672,000
Standard Industries, Inc.
4.75% due 01/15/28[3]	400,000	382,000
Cleaver-Brooks, Inc.
7.88% due 03/01/23[3]	400,000	370,000
Intertape Polymer Group, Inc.
7.00% due 10/15/26[3]	250,000	256,250
Masonite International Corp.
5.75% due 09/15/26[3]	250,000	255,000
Amsted Industries, Inc.
5.38% due 09/15/24[3]	250,000	246,250
Jeld-Wen, Inc.
4.88% due 12/15/27[3]	250,000	235,625
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[3]	175,000	170,207
Trinity Industries, Inc.
4.55% due 10/01/24	175,000	167,192
Resideo Funding, Inc.
6.13% due 11/01/26[3]	150,000	154,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[3]	125,000	131,681
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.75% due 10/15/20	106,602	106,735
Summit Materials LLC / Summit Materials Finance Corp.
6.50% due 03/15/27[3]	100,000	101,000
TransDigm, Inc.
6.25% due 03/15/26[3]	50,000	52,075
Total Industrial		4,113,375
Utilities - 4.6%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	875,000	826,875
Terraform Global Operating LLC
6.13% due 03/01/26[3]	695,000	677,625
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27	350,000	345,625
Clearway Energy Operating LLC
5.75% due 10/15/25[3]	250,000	250,938
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	250,000	249,062
DPL, Inc.
7.25% due 10/15/21	150,000	161,220
Total Utilities		2,511,345
Basic Materials - 3.8%
Eldorado Gold Corp.
6.13% due 12/15/20[3]	990,000	968,913
Yamana Gold, Inc.
4.95% due 07/15/24	300,000	308,361

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~	Value
CORPORATE BONDS†† - 84.1% (continued)
Basic Materials - 3.8% (continued)
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[3]	200,000	$215,624
6.13% due 05/15/28[3]	150,000	154,500
United States Steel Corp.
6.88% due 08/15/25	150,000	145,875
Neon Holdings, Inc.
10.13% due 04/01/26[3]	100,000	102,000
Valvoline, Inc.
5.50% due 07/15/24	100,000	101,750
Mirabela Nickel Ltd.
9.50% due 06/24/19[7]	390,085	39,009
Total Basic Materials		2,036,032
Technology - 0.9%
TIBCO Software, Inc.
11.38% due 12/01/21[3]	275,000	292,737
First Data Corp.
5.00% due 01/15/24[3]	100,000	102,588
Ascend Learning LLC
6.88% due 08/01/25[3]	75,000	74,531
Total Technology		469,856
Total Corporate Bonds
(Cost $47,622,049)		45,355,965

SENIOR FLOATING RATE INTERESTS††,8 - 15.7%
Consumer, Non-cyclical - 3.1%
IHC Holding Corp.
9.35% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 04/30/21†††,1	507,089	504,440
Springs Window Fashions
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	272,938	269,185
10.99% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	150,000	136,155
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.98% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	198,249	195,275
Albertson's LLC
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 11/17/25	149,625	147,596
Hearthside Group Holdings LLC
6.19% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	148,875	144,409
Diamond (BC) B.V.
5.74% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	149,621	143,449
Give and Go Prepared Foods Corp.
6.85% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	128,050	116,686
CTI Foods Holding Co. LLC
10.50% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 07/10/19	34,895	34,197
9.85% (3 Month USD LIBOR + 7.25%, Rate Floor: 8.25%) due 06/28/21	300,000	15,000
Total Consumer, Non-cyclical		1,706,392
Consumer, Cyclical - 3.0%
Acosta, Inc.
6.38% ((1 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%), Rate Floor: 4.25%) due 09/26/19	441,194	202,949
6.07% ((3 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%), Rate Floor: 3.25%) due 09/26/19	278,707	128,205
Power Solutions (Panther)
due 03/14/26	225,000	222,329
Communications - 3.0%
Cengage Learning Acquisitions, Inc.
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	487,455	437,490
Houghton Mifflin Co.
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	372,485	351,533
Resource Label Group LLC
11.30% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23	250,000	245,625
Mcgraw-Hill Global Education Holdings LLC
6.50% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	245,561	225,302
GTT Communications, Inc.
5.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	198,500	186,640
Imagine Print Solutions LLC
7.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	196,000	180,810
Total Communications		1,627,400

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 15.7% (continued)
Consumer, Cyclical - 2.8% (continued)
Blue Nile, Inc.
9.13% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	205,313	$196,073
BBB Industries, LLC
6.98% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	159,225	158,827
AMC Entertainment, Inc.
due 03/14/26	150,000	148,800
Prime Security Services Borrower LLC
5.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/02/22	149,241	147,506
AVSC Holding Corp.
5.76% ((1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) and (1 Week USD LIBOR + 3.25%), Rate Floor: 4.25%) due 03/03/25	149,248	145,144
Belk, Inc.
7.45% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	144,426	116,123
Equinox Holdings, Inc.
5.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/08/24	99,747	99,049
Mavis Tire Express Services Corp.
5.74% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	48,565	47,230
American Tire Distributors, Inc.
8.66% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	29,221	28,636
10.13% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	19,432	17,295
Total Consumer, Cyclical		1,658,166
Industrial - 2.7%
CPG International LLC
6.63% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/05/24	482,200	477,378
Hayward Industries, Inc.
6.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	199,494	195,380
Diversitech Holdings, Inc.
10.10% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	200,000	192,000
Arctic Long Carriers
7.00% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	196,500	190,114
STS Operating, Inc. (SunSource)
6.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	124,058	121,422
Tank Holdings Corp.
due 03/26/26	100,000	100,063
Dynasty Acquisition Co.
due 04/04/26	100,000	99,972
YAK MAT (YAK ACCESS LLC)
12.49% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	125,000	99,062
Total Industrial		1,475,391
Basic Materials - 1.6%
Pregis Holding I Corp.
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/20/21	730,422	717,640
Element Solutions, Inc.
4.75% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/30/26	149,625	148,223
Total Basic Materials		865,863
Technology - 1.5%
Planview, Inc.
7.75% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	343,875	343,875
VT Topco, Inc.
6.35% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/01/25	205,385	203,461
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	149,625	145,163
Cvent, Inc.
6.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	99,497	97,259
Aspect Software, Inc.
7.74% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	9,705	7,753
Total Technology		797,511
Energy - 0.4%
Permian Production Partners LLC
8.49% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24	192,500	184,800

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,8 - 15.7% (continued)
Financial - 0.3%
iStar, Inc.
5.23% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/28/23	149,250	$147,944
Total Senior Floating Rate Interests
(Cost $9,264,263)		8,463,467
Total Investments - 101.1%
(Cost $59,231,386)		$54,546,302
Other Assets & Liabilities, net - (1.1)%		(618,709)
Total Net Assets - 100.0%		$53,927,593

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2019	Unrealized Appreciation
Barclays Bank	253,000	GBP	04/12/19	$331,639	$329,684	$1,955

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $848,543, (cost $1,516,159) or 1.6 % of total net assets.
[2]	Rate indicated is the 7-day yield as of March 31, 2019.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $29,024,305 (cost $30,266,227), or 53.8% of total net assets.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Perpetual maturity.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,123,875 (cost $1,195,634), or 2.1% of total net assets — See Note 6.
[7]	Security is in default of interest and/or principal obligations.
[8]	Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$122,747	$399,766	$228		$522,741
Preferred Stocks	—	—	—	*	—
Money Market Fund	204,129	—	—		204,129
Corporate Bonds	—	45,355,965	—		45,355,965
Senior Floating Rate Interests	—	7,615,152	848,315		8,463,467
Forward Foreign Currency Exchange Contracts**	—	1,955	—		1,955
Total Assets	$326,876	$53,372,838	$848,543		$54,548,257

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$290,116	$17,335	$307,451

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2019	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$228	Enterprise Value	Valuation Multiple	1.7x-8.1x	2.9x
Senior Floating Rate Interests	504,440	Yield Analysis	Yield	9.7%	-
Senior Floating Rate Interests	343,875	Model Price	Liquidation Value	-	-
Total	$848,543

Liabilities:
Unfunded Loan Commitments	17,335	Model Price	Purchase Price	-	-

*	Inputs are weighted by the fair value of the instruments.

Significant changes in yield, purchase price, liquidation value, or valuation multiples would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2019, there were $ 77,567 transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2019:

	Assets							Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks		Warrants		Total Assets	Unfunded Loan Commitments
Beginning Balance	$850,251	$53,822	$-	*	$-	*	$904,073	$(20,951)
Purchases/(Receipts)	-	-	-		-		-	-
(Sales, maturities and paydowns)/Fundings	(2,250)	354	-		-	*	(1,896)	-
Amortization of discount/premiums	550	-	-		-		550	-
Total realized gains (losses) included in earnings	-	(922,259)	-		-		(922,259)	-
Total change in unrealized appreciation (depreciation) included in earnings	(236)	945,878	-		-		945,642	3,616
Transfers into Level 3	-	-	-		-		-	-
Transfers out of Level 3	-	(77,567)	-		-		(77,567)	-
Ending Balance	$848,315	$228	$-		$-		$848,543	$(17,335)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2019	$(236)	$(125)	$-	*	$-		$(361)	$3,616

*	Includes securities with a market value of $0.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/2018		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares/Face Amount 03/31/19	Investment Income
Common Stock
Aspect Software, Inc.[2]	$-	**	$-	$-	$-	$-	$-	-	$-
Senior Floating Rate Interests
Aspect Software, Inc. 7.74% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24[1,2]	11,930		-	(93)	-	-	-	-	367
Warrants
Aspect Software, Inc.[2]	-	**	-	-	-	-	-	-	-
	$11,930		$-	$(93)	$-	$-	$-		$367

**	Security has a market value of $0.
[1]	Variable rate security. Rate indicated is the rate effective at March 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security is no longer an affiliated entity effective February 4, 2019.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 96.0%
Financial - 34.7%
Equity Commonwealth REIT	39,218	$1,282,037
Physicians Realty Trust REIT	62,421	1,174,139
Radian Group, Inc.	55,810	1,157,499
Cathay General Bancorp	32,715	1,109,366
Wintrust Financial Corp.	16,226	1,092,496
Umpqua Holdings Corp.	59,098	975,117
Federal Agricultural Mortgage Corp. — Class C	12,962	938,838
Invesco Mortgage Capital, Inc. REIT	56,325	889,935
Investors Bancorp, Inc.	71,084	842,345
Cousins Properties, Inc. REIT	79,230	765,362
Hanmi Financial Corp.	35,569	756,553
Lexington Realty Trust REIT	81,504	738,426
Axis Capital Holdings Ltd.	13,129	719,207
WSFS Financial Corp.	18,256	704,682
National Storage Affiliates Trust REIT	23,887	681,018
CNO Financial Group, Inc.	40,859	661,098
Pinnacle Financial Partners, Inc.	11,399	623,525
RLJ Lodging Trust REIT	33,967	596,800
Berkshire Hills Bancorp, Inc.	21,325	580,893
Old National Bancorp	34,150	560,060
Dynex Capital, Inc. REIT	91,325	556,169
IBERIABANK Corp.	7,556	541,841
Hancock Whitney Corp.	13,170	532,068
Redwood Trust, Inc. REIT	31,831	514,071
Sunstone Hotel Investors, Inc. REIT	35,434	510,250
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	474,442
Kennedy-Wilson Holdings, Inc.	20,793	444,762
TriCo Bancshares	10,478	411,681
Flagstar Bancorp, Inc.	12,439	409,492
Howard Hughes Corp.*	3,584	394,240
PennyMac Mortgage Investment Trust REIT	18,713	387,546
Stifel Financial Corp.	7,323	386,361
BOK Financial Corp.	4,531	369,503
Prosperity Bancshares, Inc.	5,335	368,435
Hilltop Holdings, Inc.	20,057	366,040
Preferred Bank/Los Angeles CA	7,794	350,496
Washington Federal, Inc.	11,777	340,238
First Horizon National Corp.	24,099	336,904
RE/MAX Holdings, Inc. — Class A	8,402	323,813
Third Point Reinsurance Ltd.*	27,165	281,973
American National Insurance Co.	1,923	232,337
RMR Group, Inc. — Class A	2,793	170,317
Total Financial		25,552,375
Industrial - 16.6%
US Concrete, Inc.*	25,249	1,045,814
Louisiana-Pacific Corp.	35,517	865,905
MDU Resources Group, Inc.	29,115	752,040
GATX Corp.	9,649	736,894
Scorpio Tankers, Inc.	36,799	730,092
Valmont Industries, Inc.	4,900	637,490
Graphic Packaging Holding Co.	49,979	631,235
Trinseo S.A.	12,217	553,430
Plexus Corp.*	8,116	494,670
Sanmina Corp.*	16,812	485,026
Ryder System, Inc.	7,027	435,604
Gibraltar Industries, Inc.*	9,897	401,917
Knight-Swift Transportation Holdings, Inc.	12,225	399,513
Kirby Corp.*	5,289	397,257
Owens Corning	8,337	392,839
Crane Co.	4,455	376,982
Advanced Energy Industries, Inc.*	7,576	376,376
EnPro Industries, Inc.	5,574	359,245
Rexnord Corp.*	13,710	344,669
Golar LNG Ltd.	15,150	319,513
Vishay Intertechnology, Inc.	17,265	318,884
Park Electrochemical Corp.	19,738	309,887
Oshkosh Corp.	3,965	297,890
Matson, Inc.	7,774	280,564
KEMET Corp.	15,569	264,206
Total Industrial		12,207,942
Consumer, Cyclical - 9.6%
Hawaiian Holdings, Inc.	31,086	816,007
UniFirst Corp.	5,230	802,805
Acushnet Holdings Corp.	25,572	591,736
Wyndham Hotels & Resorts, Inc.	11,777	588,732
St. Joe Co.*	28,768	474,385
Foot Locker, Inc.	7,649	463,529
International Speedway Corp. — Class A	10,155	443,063
Methode Electronics, Inc.	14,324	412,245
MDC Holdings, Inc.	13,612	395,565
Tenneco, Inc. — Class A	17,087	378,648
Wabash National Corp.	25,239	341,988
Asbury Automotive Group, Inc.*	4,199	291,243
Cato Corp. — Class A	16,509	247,305
KB Home	10,094	243,972
Abercrombie & Fitch Co. — Class A	8,661	237,398
La-Z-Boy, Inc.	5,593	184,513
Unifi, Inc.*	7,206	139,436
Total Consumer, Cyclical		7,052,570
Consumer, Non-cyclical - 9.0%
Encompass Health Corp.	14,281	834,010
Central Garden & Pet Co. — Class A*	32,559	756,997
Premier, Inc. — Class A*	21,812	752,296
Euronet Worldwide, Inc.*	4,868	694,128
Sanderson Farms, Inc.	4,557	600,795
SP Plus Corp.*	16,223	553,529
Navigant Consulting, Inc.	28,245	549,930
Eagle Pharmaceuticals, Inc.*	9,416	475,414
Fresh Del Monte Produce, Inc.	16,491	445,752
Cambrex Corp.*	10,320	400,932
AMAG Pharmaceuticals, Inc.*	25,754	331,711
Inovio Pharmaceuticals, Inc.*	60,656	226,247
Total Consumer, Non-cyclical		6,621,741
Communications - 7.6%
Viavi Solutions, Inc.*	73,819	913,879
Ciena Corp.*	22,464	838,806
Finisar Corp.*	24,462	566,784

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 96.0% (continued)
Communications - 7.6% (continued)
Gray Television, Inc.*	25,944	$554,164
Infinera Corp.*	119,229	517,454
Scholastic Corp.	12,148	483,004
Sinclair Broadcast Group, Inc. — Class A	11,846	455,834
InterDigital, Inc.	5,712	376,878
MSG Networks, Inc. — Class A*	16,212	352,611
Liberty Latin America Ltd. — Class C*	17,010	330,845
Tribune Publishing Co.*	18,952	223,444
Total Communications		5,613,703
Utilities - 6.5%
Portland General Electric Co.	22,549	1,168,940
Black Hills Corp.	12,958	959,799
Southwest Gas Holdings, Inc.	8,470	696,742
PNM Resources, Inc.	12,412	587,584
ALLETE, Inc.	6,868	564,756
Ormat Technologies, Inc.	8,423	464,528
Avista Corp.	8,930	362,737
Total Utilities		4,805,086
Energy - 4.2%
Range Resources Corp.	72,698	817,125
Whiting Petroleum Corp.*	24,650	644,351
Oasis Petroleum, Inc.*	96,673	583,905
MRC Global, Inc.*	25,687	449,009
Gulfport Energy Corp.*	45,132	361,959
Antero Resources Corp.*	25,278	223,205
Total Energy		3,079,554
Technology - 4.1%
Cray, Inc.*	25,686	669,120
MACOM Technology Solutions Holdings, Inc.*	31,887	532,832
CSG Systems International, Inc.	11,286	477,398
Evolent Health, Inc. — Class A*	26,625	334,942
Nanometrics, Inc.*	8,929	275,727
ManTech International Corp. — Class A	4,692	253,462
TiVo Corp.	25,580	238,406
Axcelis Technologies, Inc.*	10,266	206,552
Total Technology		2,988,439
Basic Materials - 3.7%
Ashland Global Holdings, Inc.	10,472	818,177
Huntsman Corp.	34,191	768,956
Alcoa Corp.*	19,160	539,546
Verso Corp. — Class A*	19,294	413,277
Pan American Silver Corp.	15,676	207,713
Total Basic Materials		2,747,669
Total Common Stocks
(Cost $70,376,501)		70,669,079

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	116,667	1
Total Convertible Preferred Stocks
(Cost $111,410)		1

RIGHTS††† - 0.0%
Pan American Silver Corp.
Expires 12/31/19*,1	81,258	–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 1.5%
iShares Russell 2000 Value ETF	9,228	1,106,437
Total Exchange-Traded Funds
(Cost $1,106,096)		1,106,437

MONEY MARKET FUND† - 3.2%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.27%[3]	2,376,774	2,376,774
Total Money Market Fund
(Cost $2,376,774)		2,376,774
Total Investments - 100.7%
(Cost $73,970,781)		$74,152,291
Other Assets & Liabilities, net - (0.7)%		(521,224)
Total Net Assets - 100.0%		$73,631,067

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $1, (cost $111,410) or less than 0.1% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of March 31, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$70,669,079	$—	$—		$70,669,079
Convertible Preferred Stocks	—	—	1		1
Rights	—	—	—	*	—
Exchange-Traded Funds	1,106,437	—	—		1,106,437
Money Market Fund	2,376,774	—	—		2,376,774
Total Assets	$74,152,290	$—	$1		$74,152,291

*	Includes securities with a market value of $0.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 34.1%
Alleghany Corp.*	6,814	$4,172,894
Voya Financial, Inc.	78,495	3,921,610
Zions Bancorp North America	82,192	3,732,339
KeyCorp	222,823	3,509,462
Huntington Bancshares, Inc.	263,866	3,345,821
Equity Commonwealth REIT	100,532	3,286,391
Physicians Realty Trust REIT	164,891	3,101,600
Alexandria Real Estate Equities, Inc. REIT	20,037	2,856,475
Radian Group, Inc.	130,391	2,704,309
Sun Communities, Inc. REIT	22,661	2,685,782
Willis Towers Watson plc	14,979	2,631,061
Wintrust Financial Corp.	31,465	2,118,539
Cousins Properties, Inc. REIT	208,011	2,009,386
Umpqua Holdings Corp.	121,778	2,009,337
Axis Capital Holdings Ltd.	33,928	1,858,576
Federal Agricultural Mortgage Corp. — Class C	24,814	1,797,278
National Storage Affiliates Trust REIT	59,234	1,688,761
Pinnacle Financial Partners, Inc.	28,949	1,583,510
IBERIABANK Corp.	22,009	1,578,265
Old Republic International Corp.	68,397	1,430,865
Camden Property Trust REIT	13,652	1,385,678
Redwood Trust, Inc. REIT	84,906	1,371,232
Prosperity Bancshares, Inc.	15,213	1,050,610
Medical Properties Trust, Inc. REIT	55,511	1,027,508
Unum Group	30,343	1,026,504
E*TRADE Financial Corp.	20,700	961,101
BOK Financial Corp.	11,694	953,646
Stifel Financial Corp.	18,070	953,373
Hilltop Holdings, Inc.	50,937	929,600
Howard Hughes Corp.*	8,070	887,700
First Horizon National Corp.	63,003	880,782
Old National Bancorp	53,475	876,990
American National Insurance Co.	5,001	604,221
Total Financial		64,931,206
Industrial - 16.4%
US Concrete, Inc.*	64,040	2,652,537
MDU Resources Group, Inc.	94,431	2,439,153
Carlisle Companies, Inc.	19,756	2,422,481
Jacobs Engineering Group, Inc.	29,972	2,253,595
Scorpio Tankers, Inc.	93,753	1,860,059
FLIR Systems, Inc.	35,617	1,694,657
Valmont Industries, Inc.	12,039	1,566,274
Graphic Packaging Holding Co.	113,998	1,439,795
Snap-on, Inc.	7,217	1,129,605
Knight-Swift Transportation Holdings, Inc.	34,485	1,126,970
Plexus Corp.*	18,488	1,126,843
Ryder System, Inc.	18,059	1,119,477
Huntington Ingalls Industries, Inc.	5,020	1,040,144
Hub Group, Inc. — Class A*	25,383	1,036,896
Owens Corning	21,466	1,011,478
Rexnord Corp.*	38,972	979,756
Crane Co.	11,532	975,838
Advanced Energy Industries, Inc.*	19,422	964,885
EnPro Industries, Inc.	14,272	919,830
Park Electrochemical Corp.	53,500	839,950
Golar LNG Ltd.	38,934	821,118
Kirby Corp.*	9,262	695,669
Oshkosh Corp.	8,195	615,690
Celadon Group, Inc.*	281,079	505,942
Total Industrial		31,238,642
Consumer, Non-cyclical - 10.4%
Bunge Ltd.	58,388	3,098,651
Premier, Inc. — Class A*	57,590	1,986,279
Central Garden & Pet Co. — Class A*	83,345	1,937,771
Euronet Worldwide, Inc.*	12,467	1,777,669
Encompass Health Corp.	29,619	1,729,750
Emergent BioSolutions, Inc.*	30,577	1,544,750
Eagle Pharmaceuticals, Inc.*	29,682	1,498,644
Sanderson Farms, Inc.	10,938	1,442,066
Ingredion, Inc.	14,325	1,356,434
SP Plus Corp.*	30,957	1,056,253
Cambrex Corp.*	26,999	1,048,911
TherapeuticsMD, Inc.*	172,236	838,790
Inovio Pharmaceuticals, Inc.*	141,243	526,837
Total Consumer, Non-cyclical		19,842,805
Utilities - 10.1%
OGE Energy Corp.	109,636	4,727,504
Portland General Electric Co.	56,919	2,950,681
Pinnacle West Capital Corp.	27,650	2,642,787
Black Hills Corp.	26,677	1,975,966
Southwest Gas Holdings, Inc.	21,506	1,769,084
UGI Corp.	27,368	1,516,734
AES Corp.	80,187	1,449,781
American Electric Power Company, Inc.	15,915	1,332,881
Avista Corp.	22,845	927,964
Total Utilities		19,293,382
Consumer, Cyclical - 9.0%
LKQ Corp.*	109,889	3,118,650
PVH Corp.	22,985	2,803,021
UniFirst Corp.	13,352	2,049,532
DR Horton, Inc.	49,297	2,039,910
Acushnet Holdings Corp.	71,588	1,656,546
Wyndham Hotels & Resorts, Inc.	30,003	1,499,850
Alaska Air Group, Inc.	26,204	1,470,568
Foot Locker, Inc.	19,690	1,193,214
JetBlue Airways Corp.*	57,988	948,684
Unifi, Inc.*	20,531	397,275
Total Consumer, Cyclical		17,177,250
Basic Materials - 5.9%
Reliance Steel & Aluminum Co.	32,148	2,901,678
Huntsman Corp.	114,356	2,571,867
Ashland Global Holdings, Inc.	27,062	2,114,354
Alcoa Corp.*	71,509	2,013,693
Nucor Corp.	16,779	979,055
Pan American Silver Corp.	42,504	563,178
Total Basic Materials		11,143,825
Communications - 5.1%
Ciena Corp.*	53,126	1,983,725

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Communications - 5.1% (continued)
Viavi Solutions, Inc.*	158,606	$1,963,542
Symantec Corp.	83,125	1,911,044
Finisar Corp.*	62,751	1,453,940
Infinera Corp.*	307,508	1,334,585
MSG Networks, Inc. — Class A*	43,237	940,405
Total Communications		9,587,241
Technology - 4.4%
Cray, Inc.*	106,385	2,771,329
Super Micro Computer, Inc.*	108,850	2,299,729
MACOM Technology Solutions Holdings, Inc.*	81,561	1,362,884
CSG Systems International, Inc.	27,033	1,143,496
Evolent Health, Inc. — Class A*	68,624	863,290
Total Technology		8,440,728
Energy - 3.8%
Range Resources Corp.	184,618	2,075,106
Whiting Petroleum Corp.*	63,043	1,647,944
Oasis Petroleum, Inc.*	247,239	1,493,324
Parsley Energy, Inc. — Class A*	74,470	1,437,271
Antero Resources Corp.*	64,195	566,841
HydroGen Corp.*,†††,1,2	672,346	1
Total Energy		7,220,487
Total Common Stocks
(Cost $181,977,127)		188,875,566

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,3	308,333	1
Total Convertible Preferred Stocks
(Cost $294,438)		1

RIGHTS††† - 0.0%
Pan American Silver Corp*,1	220,317	–
Total Rights
(Cost $–)		–

MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Securities Cash Management — Institutional Shares 2.27%[4]	3,315,497	3,315,497
Total Money Market Fund
(Cost $3,315,497)		3,315,497
Total Investments - 100.9%
(Cost $185,587,062)		$192,191,064
Other Assets & Liabilities, net - (0.9)%		(1,730,908)
Total Net Assets - 100.0%		$190,460,156

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $2, (cost $2,866,013) or less than 0.1% of total net assets.
[2]	Affiliated issuer.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$188,875,565	$—	$1		$188,875,566
Convertible Preferred Stocks	—	—	1		1
Rights	—	—	—	*	—
Money Market Fund	3,315,497	—	—		3,315,497
Total Assets	$192,191,062	$—	$2		$192,191,064

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Common Stocks
HydroGen Corp.*,1	$1	$–	$–	$–	$–	$1	672,346	$–

*	Non-income producing security.
[1]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued and affiliated securities amounts to $1, (cost $2,571,575) or less than 0.1% of total net assets.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 19.9%
Consumer, Non-cyclical - 5.8%
CONMED Corp.	1,070	$89,003
Integer Holdings Corp.*	1,093	82,434
Cal-Maine Foods, Inc.	1,730	77,210
WD-40 Co.	425	72,012
Ensign Group, Inc.	1,341	68,646
Merit Medical Systems, Inc.*	1,086	67,147
HMS Holdings Corp.*	2,002	59,279
John B Sanfilippo & Son, Inc.	816	58,646
Flowers Foods, Inc.	2,691	57,372
Cambrex Corp.*	1,465	56,915
Korn Ferry	1,270	56,871
Neogen Corp.*	949	54,463
Innoviva, Inc.*	3,808	53,426
AMN Healthcare Services, Inc.*	1,129	53,165
Emergent BioSolutions, Inc.*	956	48,297
B&G Foods, Inc.	1,970	48,107
Edgewell Personal Care Co.*	1,079	47,357
Avon Products, Inc.*	15,768	46,358
Meridian Bioscience, Inc.	2,504	44,096
Phibro Animal Health Corp. — Class A	1,287	42,471
Orthofix Medical, Inc.*	752	42,420
Medpace Holdings, Inc.*	710	41,869
CorVel Corp.*	639	41,688
Cardtronics plc — Class A*	1,154	41,059
ANI Pharmaceuticals, Inc.*	580	40,913
EVERTEC, Inc.	1,423	39,574
BioTelemetry, Inc.*	609	38,136
REGENXBIO, Inc.*	656	37,596
Natus Medical, Inc.*	1,374	34,872
Tootsie Roll Industries, Inc.	895	33,333
Varex Imaging Corp.*	964	32,660
Amedisys, Inc.*	263	32,417
Medifast, Inc.	235	29,974
Integra LifeSciences Holdings Corp.*	513	28,584
Eagle Pharmaceuticals, Inc.*	564	28,476
Endo International plc*	3,533	28,370
Aaron's, Inc.	493	25,932
Acorda Therapeutics, Inc.*	1,807	24,015
Boston Beer Company, Inc. — Class A*	79	23,284
Heidrick & Struggles International, Inc.	579	22,193
Corcept Therapeutics, Inc.*	1,126	13,219
Enanta Pharmaceuticals, Inc.*	134	12,800
Repligen Corp.*	215	12,702
Supernus Pharmaceuticals, Inc.*	352	12,334
Total Consumer, Non-cyclical		1,901,695
Industrial - 4.8%
Forward Air Corp.	1,377	89,133
Hillenbrand, Inc.	1,980	82,230
Heartland Express, Inc.	3,947	76,098
Matson, Inc.	2,040	73,624
Landstar System, Inc.	614	67,165
Kennametal, Inc.	1,796	66,003
Crane Co.	778	65,834
Regal Beloit Corp.	796	65,169
Brady Corp. — Class A	1,343	62,329
Aerojet Rocketdyne Holdings, Inc.*	1,636	58,127
Advanced Energy Industries, Inc.*	1,061	52,710
Harsco Corp.*	2,571	51,831
Applied Industrial Technologies, Inc.	852	50,668
Actuant Corp. — Class A	1,948	47,473
Axon Enterprise, Inc.*	850	46,249
Barnes Group, Inc.	898	46,166
KBR, Inc.	2,227	42,513
Exponent, Inc.	726	41,905
Watts Water Technologies, Inc. — Class A	518	41,865
Sturm Ruger & Company, Inc.	753	39,924
Tennant Co.	640	39,738
Kirby Corp.*	523	39,283
Fabrinet*	748	39,165
Kaman Corp.	636	37,168
GATX Corp.	485	37,040
KEMET Corp.	2,032	34,483
Tetra Tech, Inc.	542	32,298
National Presto Industries, Inc.	256	27,789
AZZ, Inc.	667	27,300
Clean Harbors, Inc.*	380	27,181
Gibraltar Industries, Inc.*	653	26,518
Federal Signal Corp.	876	22,767
Total Industrial		1,557,746
Consumer, Cyclical - 2.7%
UniFirst Corp.	748	114,818
Allegiant Travel Co. — Class A	644	83,379
Cinemark Holdings, Inc.	1,503	60,105
Dave & Buster's Entertainment, Inc.	1,164	58,049
iRobot Corp.*	464	54,608
Wolverine World Wide, Inc.	1,497	53,488
Marcus Corp.	1,285	51,465
FirstCash, Inc.	594	51,381
Oxford Industries, Inc.	593	44,629
Fox Factory Holding Corp.*	570	39,837
Gentherm, Inc.*	1,078	39,735
BJ's Restaurants, Inc.	722	34,136
Brinker International, Inc.	732	32,486
Crocs, Inc.*	1,207	31,080
Wyndham Destinations, Inc.	727	29,436
Hawaiian Holdings, Inc.	1,043	27,379
Williams-Sonoma, Inc.	452	25,434
Sally Beauty Holdings, Inc.*	1,206	22,202
Tailored Brands, Inc.	2,602	20,400
Total Consumer, Cyclical		874,047
Communications - 2.2%
Viavi Solutions, Inc.*	6,864	84,976
Cogent Communications Holdings, Inc.	1,552	84,196
EW Scripps Co. — Class A	3,259	68,439
InterDigital, Inc.	1,004	66,244
John Wiley & Sons, Inc. — Class A	1,396	61,731
AMC Networks, Inc. — Class A*	1,044	59,258
Perficient, Inc.*	1,907	52,233
HealthStream, Inc.*	1,746	48,993

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 19.9% (continued)
Communications - 2.2% (continued)
ATN International, Inc.	826	$46,578
Iridium Communications, Inc.*	1,698	44,895
Vonage Holdings Corp.*	4,371	43,885
Shutterfly, Inc.*	816	33,162
Cars.com, Inc.*	1,383	31,532
Total Communications		726,122
Technology - 1.7%
j2 Global, Inc.	768	66,509
Diodes, Inc.*	1,730	60,031
Progress Software Corp.	1,264	56,083
Cabot Microelectronics Corp.	497	55,644
Semtech Corp.*	1,055	53,710
Omnicell, Inc.*	585	47,291
Computer Programs & Systems, Inc.	1,397	41,477
Unisys Corp.*	2,940	34,310
CSG Systems International, Inc.	809	34,221
NextGen Healthcare, Inc.*	1,830	30,799
Nanometrics, Inc.*	950	29,336
Qualys, Inc.*	346	28,628
Tabula Rasa HealthCare, Inc.*	205	11,566
Total Technology		549,605
Financial - 1.4%
American Equity Investment Life Holding Co.	2,284	61,714
Community Bank System, Inc.	833	49,788
Waddell & Reed Financial, Inc. — Class A	2,521	43,588
Independent Bank Corp.	505	40,910
Evercore, Inc. — Class A	439	39,949
Interactive Brokers Group, Inc. — Class A	687	35,642
First Financial Bankshares, Inc.	607	35,073
Universal Insurance Holdings, Inc.	1,128	34,968
WageWorks, Inc.*	687	25,941
RLI Corp.	284	20,377
Glacier Bancorp, Inc.	506	20,276
LTC Properties, Inc. REIT	439	20,106
EastGroup Properties, Inc. REIT	180	20,095
Great Western Bancorp, Inc.	621	19,617
Total Financial		468,044
Energy - 1.1%
Renewable Energy Group, Inc.*	3,266	71,721
Whiting Petroleum Corp.*	2,172	56,776
PBF Energy, Inc. — Class A	1,802	56,114
ProPetro Holding Corp.*	2,080	46,883
CNX Resources Corp.*	2,813	30,296
CONSOL Energy, Inc.*	852	29,156
Southwestern Energy Co.*	6,065	28,445
Archrock, Inc.	2,902	28,382
KLX Energy Services Holdings, Inc.*	892	22,425
Total Energy		370,198
Basic Materials - 0.2%
Quaker Chemical Corp.	229	45,875
Total Common Stocks
(Cost $6,438,431)		6,493,332

MUTUAL FUNDS† - 77.9%
Guggenheim Variable Insurance Strategy Fund III[1]	405,094	10,026,083
Guggenheim Strategy Fund III[1]	359,304	8,907,147
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	509,361	5,078,324
Guggenheim Strategy Fund II1	57,694	1,431,377
Total Mutual Funds
(Cost $25,588,974)		25,442,931

MONEY MARKET FUND† - 1.5%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.27%[2]	487,190	487,190
Total Money Market Fund
(Cost $487,190)		487,190
Total Investments - 99.3%
(Cost $32,514,595)		$32,423,453
Other Assets & Liabilities, net - 0.7%		242,290
Total Net Assets - 100.0%		$32,665,743

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	3	Jun 2019	$570,510	$3,590
Russell 2000 Index Mini Futures Contracts	8	Jun 2019	617,760	(3,507)
			$1,188,270	$83

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank N.A., New York	Russell 2000 Growth Index	2.39%	At Maturity	04/02/19	25,259	$21,600,115	$3,583,099

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,493,332	$—	$—	$6,493,332
Mutual Funds	25,442,931	—	—	25,442,931
Money Market Fund	487,190	—	—	487,190
Equity Futures Contracts**	3,590	—	—	3,590
Equity Index Swap Agreements**	—	3,583,099	—	3,583,099
Total Assets	$32,427,043	$3,583,099	$—	$36,010,142

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,507	$—	$—	$3,507

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$960,582	$471,094	$–	$–	$(299)	$1,431,377	57,694	$8,245
Guggenheim Strategy Fund III	8,846,136	60,996	–	–	15	8,907,147	359,304	62,205
Guggenheim Ultra Short Duration Fund — Institutional Class	641,809	4,431,432	–	–	5,083	5,078,324	509,361	23,897
Guggenheim Variable Insurance Strategy Fund III	9,959,384	66,672	–	–	27	10,026,083	405,094	66,939
	$20,407,911	$5,030,194	$–	$–	$4,826	$25,442,931		$161,286

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 19.8%
Consumer, Non-cyclical - 6.7%
Pfizer, Inc.	5,017	$213,072
Johnson & Johnson	1,463	204,513
Merck & Company, Inc.	2,394	199,109
Medtronic plc	1,598	145,546
PepsiCo, Inc.	1,118	137,011
Amgen, Inc.	627	119,117
Philip Morris International, Inc.	1,264	111,725
Biogen, Inc.*	415	98,098
Humana, Inc.	349	92,834
Kimberly-Clark Corp.	716	88,712
Sysco Corp.	1,297	86,588
AbbVie, Inc.	1,034	83,330
Hershey Co.	711	81,644
Colgate-Palmolive Co.	1,138	77,999
Universal Health Services, Inc. — Class B	569	76,115
H&R Block, Inc.	3,123	74,765
United Rentals, Inc.*	646	73,806
HCA Healthcare, Inc.	535	69,753
DaVita, Inc.*	1,147	62,271
Procter & Gamble Co.	558	58,060
Constellation Brands, Inc. — Class A	282	49,443
WellCare Health Plans, Inc.*	161	43,430
Regeneron Pharmaceuticals, Inc.*	100	41,062
Ecolab, Inc.	149	26,304
Zimmer Biomet Holdings, Inc.	188	24,008
Bristol-Myers Squibb Co.	498	23,759
Baxter International, Inc.	282	22,929
PayPal Holdings, Inc.*	213	22,118
Abbott Laboratories	276	22,063
Intuitive Surgical, Inc.*	38	21,682
Total Consumer, Non-cyclical		2,450,866
Communications - 4.3%
Alphabet, Inc. — Class C*	408	478,711
Amazon.com, Inc.*	195	347,246
Facebook, Inc. — Class A*	1,400	233,366
Verizon Communications, Inc.	3,672	217,125
Cisco Systems, Inc.	1,608	86,816
F5 Networks, Inc.*	509	79,877
Walt Disney Co.	498	55,293
Comcast Corp. — Class A	1,124	44,938
Netflix, Inc.*	125	44,570
Total Communications		1,587,942
Technology - 3.3%
Microsoft Corp.	4,074	480,487
Intel Corp.	3,114	167,222
Oracle Corp.	2,118	113,758
NetApp, Inc.	1,202	83,347
Cerner Corp.*	1,456	83,298
KLA-Tencor Corp.	649	77,497
Seagate Technology plc	1,601	76,672
Skyworks Solutions, Inc.	636	52,457
Adobe, Inc.*	84	22,385
Electronic Arts, Inc.*	214	21,749
salesforce.com, Inc.*	133	21,063
Total Technology		1,199,935
Industrial - 2.4%
Union Pacific Corp.	762	127,406
United Parcel Service, Inc. — Class B	879	98,219
CSX Corp.	1,205	90,158
FedEx Corp.	477	86,533
Masco Corp.	1,969	77,401
Norfolk Southern Corp.	414	77,373
Honeywell International, Inc.	463	73,580
Expeditors International of Washington, Inc.	880	66,792
J.B. Hunt Transport Services, Inc.	625	63,306
Kansas City Southern	501	58,106
Boeing Co.	112	42,719
United Technologies Corp.	229	29,516
Total Industrial		891,109
Energy - 2.0%
Exxon Mobil Corp.	2,286	184,709
ConocoPhillips	1,637	109,253
Occidental Petroleum Corp.	1,424	94,269
Marathon Oil Corp.	4,644	77,601
Cimarex Energy Co.	1,053	73,605
HollyFrontier Corp.	1,221	60,159
Apache Corp.	1,691	58,610
Devon Energy Corp.	1,488	46,961
Concho Resources, Inc.	308	34,176
Total Energy		739,343
Financial - 0.7%
Visa, Inc. — Class A	693	108,240
Western Union Co.	2,929	54,099
Mastercard, Inc. — Class A	208	48,973
Berkshire Hathaway, Inc. — Class B*	191	38,370
Total Financial		249,682
Basic Materials - 0.3%
Eastman Chemical Co.	579	43,935
Linde plc	136	23,926
Freeport-McMoRan, Inc.	1,715	22,106
Total Basic Materials		89,967
Consumer, Cyclical - 0.1%
WW Grainger, Inc.	87	26,181
McDonald's Corp.	119	22,598
Total Consumer, Cyclical		48,779
Total Common Stocks
(Cost $6,644,378)		7,257,623

MUTUAL FUNDS† - 77.0%
Guggenheim Variable Insurance Strategy Fund III[1]	453,216	11,217,102
Guggenheim Strategy Fund III[1]	368,712	9,140,370
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	516,088	5,145,394
Guggenheim Strategy Fund II1	112,352	2,787,443
Total Mutual Funds
(Cost $28,479,536)		28,290,309

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MONEY MARKET FUND† - 2.0%
Dreyfus Treasury Securities Cash Management - Institutional Shares 2.27%[2]	736,741	$736,741
Total Money Market Fund
(Cost $736,741)		736,741
Total Investments - 98.8%
(Cost $35,860,655)		$36,284,673
Other Assets & Liabilities, net - 1.2%		428,040
Total Net Assets - 100.0%		$36,712,713

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	8	Jun 2019	$1,135,200	$19,533
NASDAQ-100 Index Mini Futures Contracts	4	Jun 2019	592,180	16,819
			$1,727,380	$36,352

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A	Russell 1000 Growth Index	2.57%	At Maturity	04/04/19	18,330	$27,883,358	$3,783,569

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2019.

plc – Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,257,623	$—	$—	$7,257,623
Mutual Funds	28,290,309	—	—	28,290,309
Money Market Fund	736,741	—	—	736,741
Equity Futures Contracts**	36,352	—	—	36,352
Equity Index Swap Agreements**	—	3,783,569	—	3,783,569
Total Assets	$36,321,025	$3,783,569	$—	$40,104,594

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,525,973	$1,262,485	$–	$–	$(1,015)	$2,787,443	112,352	$12,697
Guggenheim Strategy Fund III	9,077,761	62,594	–	–	15	9,140,370	368,712	63,915
Guggenheim Ultra Short Duration Fund — Institutional Class	1,021,666	4,118,577	–	–	5,151	5,145,394	516,088	24,100
Guggenheim Variable Insurance Strategy Fund III	11,142,480	74,592	–	–	30	11,217,102	453,216	74,746
	$22,767,880	$5,518,248	$–	$–	$4,181	$28,290,309		$175,458

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 98.8%
Consumer, Non-cyclical - 29.5%
Tyson Foods, Inc. — Class A1	1,297	$90,051
Archer-Daniels-Midland Co.[1]	1,989	85,786
Pfizer, Inc.[1]	1,995	84,728
Gilead Sciences, Inc.[1]	1,303	84,708
Ingredion, Inc.[1]	892	84,464
Amgen, Inc.[1]	440	83,591
Medtronic plc[1]	917	83,520
Kimberly-Clark Corp.[1]	641	79,420
ManpowerGroup, Inc.	878	72,602
McKesson Corp.[1]	589	68,948
Zimmer Biomet Holdings, Inc.[1]	492	62,828
Pilgrim's Pride Corp.*	2,752	61,342
Merck & Company, Inc.[1]	645	53,644
Kroger Co.[1]	2,118	52,103
Darling Ingredients, Inc.*	2,355	50,986
Humana, Inc.[1]	191	50,806
Colgate-Palmolive Co.	736	50,446
Molson Coors Brewing Co. — Class B1	840	50,106
Sysco Corp.[1]	736	49,135
Cal-Maine Foods, Inc.	1,045	46,638
Philip Morris International, Inc.[1]	475	41,985
Baxter International, Inc.[1]	513	41,712
Becton Dickinson and Co.	167	41,705
Cardinal Health, Inc.[1]	852	41,024
Abbott Laboratories	506	40,450
AMERCO	108	40,123
Herbalife Nutrition Ltd.*	723	38,312
Vector Group Ltd.	3,357	36,222
Post Holdings, Inc.*	321	35,117
Bio-Rad Laboratories, Inc. — Class A*	111	33,931
Mylan N.V.*,1	1,132	32,081
Jazz Pharmaceuticals plc*	211	30,162
HCA Healthcare, Inc.[1]	227	29,596
Johnson & Johnson	210	29,356
Biogen, Inc.*	114	26,947
JM Smucker Co.	231	26,912
United Therapeutics Corp.*	228	26,760
US Foods Holding Corp.*	712	24,856
Allergan plc[1]	165	24,158
Thermo Fisher Scientific, Inc.[1]	82	22,445
CONMED Corp.	269	22,376
TrueBlue, Inc.*	927	21,914
Innoviva, Inc.*	1,501	21,059
AbbVie, Inc.	258	20,792
Perrigo Company plc	419	20,179
MEDNAX, Inc.*	685	18,612
Molina Healthcare, Inc.*	129	18,313
General Mills, Inc.	348	18,009
Constellation Brands, Inc. — Class A1	102	17,884
Flowers Foods, Inc.	835	17,802
Brown-Forman Corp. — Class B	332	17,523
Kraft Heinz Co.[1]	519	16,945
Central Garden & Pet Co. — Class A*	674	15,670
Integer Holdings Corp.*	198	14,933
Total Consumer, Non-cyclical		2,271,717
Financial - 13.3%
Apartment Investment & Management Co. — Class A REIT	1,750	88,008
Medical Properties Trust, Inc. REIT[1]	4,589	84,943
Equity Commonwealth REIT[1]	2,575	84,177
Hartford Financial Services Group, Inc.[1]	1,259	62,598
Park Hotels & Resorts, Inc. REIT[1]	1,746	54,266
HCP, Inc. REIT	1,647	51,551
Travelers Companies, Inc.[1]	365	50,063
Chesapeake Lodging Trust REIT	1,741	48,417
Northern Trust Corp.[1]	500	45,205
Bank of New York Mellon Corp.	889	44,832
Host Hotels & Resorts, Inc. REIT[1]	2,307	43,602
Deluxe Corp.	973	42,539
Ameriprise Financial, Inc.	329	42,145
Prudential Financial, Inc.[1]	456	41,897
MetLife, Inc.	945	40,229
Western Union Co.[1]	2,142	39,563
Franklin Resources, Inc.[1]	1,144	37,912
Assured Guaranty Ltd.	722	32,078
Hospitality Properties Trust REIT	1,072	28,204
JPMorgan Chase & Co.[1]	261	26,421
Summit Hotel Properties, Inc. REIT	1,618	18,461
Visa, Inc. — Class A1	109	17,025
Irish Bank Resolution Corporation Ltd.*,†††,2	16,638	-
Total Financial		1,024,136
Industrial - 12.3%
FedEx Corp.[1]	481	87,258
Cummins, Inc.[1]	417	65,832
Werner Enterprises, Inc.	1,699	58,021
J.B. Hunt Transport Services, Inc.	562	56,925
Heartland Express, Inc.	2,899	55,893
Kansas City Southern[1]	470	54,511
Schneider National, Inc. — Class B	2,328	49,004
Knight-Swift Transportation Holdings, Inc.	1,287	42,059
Huntington Ingalls Industries, Inc.	193	39,989
Union Pacific Corp.	229	38,289
CSX Corp.[1]	472	35,315
United Parcel Service, Inc. — Class B1	303	33,857
Saia, Inc.*	540	32,994
Arrow Electronics, Inc.*,1	423	32,597
Norfolk Southern Corp.[1]	167	31,211
Textron, Inc.	594	30,092
Forward Air Corp.	439	28,416
Kennametal, Inc.	772	28,371
Oshkosh Corp.	367	27,573
Waters Corp.*	85	21,395
Marten Transport Ltd.	1,195	21,307
Avnet, Inc.	489	21,208
Belden, Inc.	362	19,439

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Industrial - 12.3% (continued)
Vishay Intertechnology, Inc.	964	$17,805
Greenbrier Companies, Inc.	473	15,245
Total Industrial		944,606
Utilities - 10.6%
FirstEnergy Corp.[1]	2,073	86,257
UGI Corp.[1]	1,545	85,624
Portland General Electric Co.[1]	1,650	85,536
Pinnacle West Capital Corp.[1]	888	84,875
Ameren Corp.	1,153	84,803
PPL Corp.	2,621	83,191
National Fuel Gas Co.[1]	1,268	77,297
El Paso Electric Co.	1,172	68,937
Exelon Corp.[1]	1,349	67,625
AES Corp.	3,174	57,386
NRG Energy, Inc.	741	31,478
Total Utilities		813,009
Communications - 9.7%
Verizon Communications, Inc.[1]	1,460	86,330
Omnicom Group, Inc.[1]	1,132	82,625
AT&T, Inc.[1]	2,209	69,274
AMC Networks, Inc. — Class A*,1	1,186	67,317
Sinclair Broadcast Group, Inc. — Class A	1,335	51,371
InterDigital, Inc.[1]	770	50,805
Shenandoah Telecommunications Co.	1,119	49,639
Scholastic Corp.	995	39,561
MSG Networks, Inc. — Class A*	1,716	37,323
TEGNA, Inc.	2,617	36,900
John Wiley & Sons, Inc. — Class A	818	36,172
ATN International, Inc.	575	32,424
Alphabet, Inc. — Class C*	23	26,986
New Media Investment Group, Inc.	2,205	23,153
Juniper Networks, Inc.[1]	709	18,767
News Corp. — Class A	1,407	17,503
Facebook, Inc. — Class A*	102	17,002
Total Communications		743,152
Energy - 9.5%
Exxon Mobil Corp.[1]	1,035	83,628
Chevron Corp.[1]	675	83,146
Occidental Petroleum Corp.[1]	1,251	82,816
Kinder Morgan, Inc.[1]	3,631	72,656
Valero Energy Corp.[1]	779	66,083
Delek US Holdings, Inc.[1]	1,569	57,143
Phillips 66[1]	571	54,342
HollyFrontier Corp.[1]	1,091	53,754
Williams Companies, Inc.[1]	1,364	39,174
PBF Energy, Inc. — Class A1	1,168	36,372
Renewable Energy Group, Inc.*	1,489	32,699
ONEOK, Inc.[1]	450	31,428
CVR Energy, Inc.	456	18,787
Marathon Petroleum Corp.	264	15,800
Total Energy		727,828
Consumer, Cyclical - 8.0%
Delta Air Lines, Inc.[1]	1,542	79,644
Cinemark Holdings, Inc.[1]	1,989	79,540
United Continental Holdings, Inc.*,1	793	63,266
Allison Transmission Holdings, Inc.	1,161	52,152
JetBlue Airways Corp.*,1	3,108	50,847
PACCAR, Inc.[1]	614	41,838
Southwest Airlines Co.[1]	677	35,143
Walgreens Boots Alliance, Inc.	536	33,913
Alaska Air Group, Inc.[1]	584	32,774
Casey's General Stores, Inc.	249	32,064
Lear Corp.[1]	173	23,478
SkyWest, Inc.	376	20,413
Lions Gate Entertainment Corp. — Class A	1,287	20,129
World Fuel Services Corp.	635	18,345
Spirit Airlines, Inc.*	320	16,915
Nu Skin Enterprises, Inc. — Class A	345	16,511
Total Consumer, Cyclical		616,972
Technology - 5.1%
HP, Inc.	2,226	43,251
Intel Corp.[1]	727	39,040
Applied Materials, Inc.	866	34,345
Lam Research Corp.	189	33,833
Oracle Corp.[1]	611	32,817
Activision Blizzard, Inc.	650	29,594
Skyworks Solutions, Inc.[1]	343	28,291
Seagate Technology plc[1]	585	28,016
Apple, Inc.	141	26,783
DXC Technology Co.[1]	414	26,625
Hewlett Packard Enterprise Co.	1,588	24,503
ON Semiconductor Corp.*,1	879	18,081
NetApp, Inc.[1]	248	17,196
Icad, Inc.*	2,243	11,596
Total Technology		393,971
Basic Materials - 0.8%
Domtar Corp.	477	23,683
Westlake Chemical Corp.[1]	325	22,055
LyondellBasell Industries N.V. — Class A	227	19,086
Total Basic Materials		64,824
Total Common Stocks
(Cost $7,645,495)		7,600,215

MONEY MARKET FUND† - 6.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class 2.26%[3]	498,670	498,670
Total Money Market Fund
(Cost $498,670)		498,670
Total Investments - 105.3%
(Cost $8,144,165)		$8,098,885
Other Assets & Liabilities, net - (5.3)%		(406,487)
Total Net Assets - 100.0%		$7,692,398

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Custom Basket Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Alpha Opportunity Portfolio Long Custom Basket Swap[4]	2.81%	At Maturity	02/01/24	$2,713,960	$12,709
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Alpha Opportunity Portfolio Short Custom Basket Swap[5]	(2.11)%	At Maturity	02/01/24	$7,748,289	$(125,622)

CUSTOM BASKET OF LONG SECURITIES[4]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Kinder Morgan, Inc.	1,287	0.94%	$2,105
Philip Morris International, Inc.	168	0.54%	1,759
Tyson Foods, Inc. — Class A	460	1.17%	1,753
Sinclair Broadcast Group, Inc. — Class A	473	0.66%	1,630
Delek US Holdings, Inc.	555	0.73%	1,398
Pinnacle West Capital Corp.	315	1.10%	1,231
Deluxe Corp.	345	0.55%	1,050
Jazz Pharmaceuticals plc*	75	0.39%	1,016
Kimberly-Clark Corp.	227	1.04%	1,009
Cummins, Inc.	147	0.86%	922
Delta Air Lines, Inc.	546	1.04%	919
AT&T, Inc.	782	0.90%	887
Merck & Company, Inc.	228	0.70%	850
TEGNA, Inc.	928	0.48%	807
Pilgrim's Pride Corp.*	975	0.80%	800
Apple, Inc.	49	0.34%	796
Nomad Foods Ltd.*	1,167	0.88%	700
FirstEnergy Corp.	735	1.13%	672
Williams Companies, Inc.	483	0.51%	647
Zimmer Biomet Holdings, Inc.	174	0.82%	630
Colgate-Palmolive Co.	261	0.66%	606
FedEx Corp.	170	1.14%	591
J.B. Hunt Transport Services, Inc.	199	0.74%	523
El Paso Electric Co.	415	0.90%	500
Southwest Airlines Co.	240	0.46%	499
Knight-Swift Transportation Holdings, Inc.	456	0.55%	499
Ingredion, Inc.	316	1.10%	498
Darling Ingredients, Inc.*	835	0.67%	485
Seagate Technology plc	207	0.37%	458
Icad, Inc.*	752	0.14%	451
Becton Dickinson and Co.	59	0.54%	438
Amgen, Inc.	156	1.09%	431
AES Corp.	1,125	0.75%	425
Marten Transport Ltd.	423	0.28%	424
Union Pacific Corp.	81	0.50%	414
Skyworks Solutions, Inc.	121	0.37%	410
Baxter International, Inc.	181	0.54%	402
Molina Healthcare, Inc.*	45	0.24%	400
Ameriprise Financial, Inc.	116	0.55%	389
Casey's General Stores, Inc.	88	0.42%	376
Kennametal, Inc.	273	0.37%	376
Exxon Mobil Corp.	367	1.09%	361
HP, Inc.	788	0.56%	319
SkyWest, Inc.	133	0.27%	317
NRG Energy, Inc.	262	0.41%	317
Medical Properties Trust, Inc.	1,627	1.11%	312
Hartford Financial Services Group, Inc.	446	0.82%	296
United Parcel Service, Inc. — Class B	107	0.44%	295
Scholastic Corp.	353	0.52%	295
Franklin Resources, Inc.	406	0.50%	295
Huntington Ingalls Industries, Inc.	68	0.52%	293
Pfizer, Inc.	707	1.11%	288
McKesson Corp.	209	0.90%	282
Werner Enterprises, Inc.	602	0.76%	271
TrueBlue, Inc.*	328	0.29%	265
Norfolk Southern Corp.	59	0.41%	264
AMERCO	38	0.52%	262
JetBlue Airways Corp.*	1,101	0.66%	262
Oshkosh Corp.	130	0.36%	260
Sysco Corp.	261	0.64%	256
Assured Guaranty Ltd.	255	0.42%	250
Northern Trust Corp.	177	0.59%	239
CSX Corp.	167	0.46%	237
Forward Air Corp.	155	0.37%	236
Cal-Maine Foods, Inc.	370	0.61%	224
Abbott Laboratories	179	0.53%	222
Applied Materials, Inc.	307	0.45%	214
Perrigo Company plc	148	0.26%	205
Portland General Electric Co.	584	1.12%	203
Kansas City Southern	166	0.71%	203
Travelers Companies, Inc.	129	0.65%	200
JM Smucker Co.	82	0.35%	200
ManpowerGroup, Inc.	311	0.95%	195
Oracle Corp.	216	0.43%	194
Lam Research Corp.	67	0.44%	192
Constellation Brands, Inc. — Class A	36	0.23%	188
Arrow Electronics, Inc.*	150	0.43%	188
NetApp, Inc.	88	0.22%	186
Alaska Air Group, Inc.	207	0.43%	167
General Mills, Inc.	123	0.23%	161
Avnet, Inc.	173	0.28%	160
ONEOK, Inc.	159	0.41%	159
Johnson & Johnson	74	0.38%	154
Intel Corp.	257	0.51%	152
Allergan plc	58	0.31%	146
CONMED Corp.	95	0.29%	143
Thermo Fisher Scientific, Inc.	29	0.29%	141
Belden, Inc.	128	0.25%	140
PACCAR, Inc.	217	0.54%	134
Juniper Networks, Inc.	251	0.24%	133
Brown-Forman Corp. — Class B	117	0.23%	133
Bio-Rad Laboratories, Inc. — Class A*	39	0.44%	127
JPMorgan Chase & Co.	92	0.34%	125
Humana, Inc.	68	0.67%	124
Medtronic plc	325	1.09%	123
CVR Energy, Inc.	161	0.24%	122
Westlake Chemical Corp.	115	0.29%	120

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
US Foods Holding Corp.*	252	0.32%	$115
Equity Commonwealth	913	1.10%	113
Domtar Corp.	169	0.31%	106
Host Hotels & Resorts, Inc.	818	0.57%	96
Chevron Corp.	239	1.08%	93
Molson Coors Brewing Co. — Class B	297	0.65%	85
Alphabet, Inc. — Class C*	8	0.35%	82
AbbVie, Inc.	91	0.27%	79
Visa, Inc. — Class A	38	0.22%	75
Textron, Inc.	210	0.39%	72
Waters Corp.*	30	0.28%	69
News Corp. — Class A	498	0.23%	65
Park Hotels & Resorts, Inc.	619	0.71%	61
Prudential Financial, Inc.	161	0.55%	57
DXC Technology Co.	146	0.35%	54
MetLife, Inc.	335	0.53%	52
PPL Corp.	929	1.09%	51
Flowers Foods, Inc.	296	0.23%	38
Vishay Intertechnology, Inc.	341	0.23%	38
Post Holdings, Inc.*	114	0.46%	30
Facebook, Inc. — Class A*	36	0.22%	30
United Therapeutics Corp.*	81	0.35%	27
Cardinal Health, Inc.	302	0.54%	27
National Fuel Gas Co.	449	1.01%	13
MEDNAX, Inc.*	243	0.24%	12
ON Semiconductor Corp.*	311	0.24%	4
Bank of New York Mellon Corp.	315	0.59%	(1)
Summit Hotel Properties, Inc.	573	0.24%	(11)
Western Union Co.	759	0.52%	(26)
Innoviva, Inc.*	532	0.28%	(37)
Spirit Airlines, Inc.*	113	0.22%	(40)
Occidental Petroleum Corp.	443	1.08%	(42)
Central Garden & Pet Co. — Class A*	239	0.20%	(54)
World Fuel Services Corp.	225	0.24%	(71)
Lions Gate Entertainment Corp. — Class A	456	0.26%	(71)
Cinemark Holdings, Inc.	705	1.04%	(85)
John Wiley & Sons, Inc. — Class A	290	0.47%	(89)
Hewlett Packard Enterprise Co.	562	0.32%	(91)
Lear Corp.	61	0.31%	(92)
Greenbrier Companies, Inc.	167	0.20%	(95)
Apartment Investment & Management Co. — Class A	620	1.15%	(103)
Hospitality Properties Trust	380	0.37%	(105)
Marathon Petroleum Corp.	93	0.21%	(128)
HCA Healthcare, Inc.	80	0.38%	(164)
LyondellBasell Industries N.V. — Class A	80	0.25%	(190)
Exelon Corp.	478	0.88%	(191)
Nu Skin Enterprises, Inc. — Class A	122	0.22%	(226)
Vector Group Ltd.	1,190	0.47%	(239)
Ameren Corp.	409	1.11%	(261)
Valero Energy Corp.	276	0.86%	(288)
Walgreens Boots Alliance, Inc.	190	0.44%	(320)
Saia, Inc.*	191	0.43%	(363)
Activision Blizzard, Inc.	230	0.39%	(363)
Schneider National, Inc. — Class B	825	0.64%	(378)
HCP, Inc.	583	0.67%	(387)
Kraft Heinz Co.	184	0.22%	(392)
Chesapeake Lodging Trust	617	0.63%	(411)
Phillips 66	202	0.71%	(424)
Herbalife Nutrition Ltd.*	256	0.50%	(438)
UGI Corp.	547	1.12%	(469)
Integer Holdings Corp.*	70	0.19%	(616)
Archer-Daniels-Midland Co.	705	1.12%	(623)
Heartland Express, Inc.	1,028	0.73%	(670)
MSG Networks, Inc. — Class A*	608	0.49%	(693)
Omnicom Group, Inc.	401	1.08%	(744)
Allison Transmission Holdings, Inc.	412	0.68%	(755)
Verizon Communications, Inc.	517	1.13%	(763)
Shenandoah Telecommunications Co.	396	0.65%	(815)
InterDigital, Inc.	273	0.66%	(816)
New Media Investment Group, Inc.	781	0.30%	(861)
AMC Networks, Inc. — Class A*	420	0.88%	(899)
Gilead Sciences, Inc.	462	1.11%	(951)
Mylan N.V.*	401	0.42%	(1,025)
United Continental Holdings, Inc.*	281	0.83%	(1,587)
HollyFrontier Corp.	386	0.70%	(1,839)
PBF Energy, Inc. — Class A	414	0.48%	(1,996)
Kroger Co.	750	0.68%	(2,149)
Renewable Energy Group, Inc.*	527	0.43%	(2,295)
Biogen, Inc.*	40	0.35%	(2,545)
ATN International, Inc.	204	0.42%	(2,674)
Total Custom Basket of Long Securities			$12,709

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

CUSTOM BASKET OF SHORT SECURITIES[5]
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Two Harbors Investment Corp.	(5,397)	(0.95%)	$5,103
Valley National Bancorp	(11,141)	(1.38%)	4,467
CNO Financial Group, Inc.	(2,522)	(0.53%)	4,266
First Financial Bankshares, Inc.	(940)	(0.70%)	4,070
CVB Financial Corp.	(2,371)	(0.64%)	2,408
Annaly Capital Management, Inc.	(6,727)	(0.87%)	2,130
Chimera Investment Corp.	(3,602)	(0.87%)	1,783
New York Community Bancorp, Inc.	(7,069)	(1.06%)	1,105
Allegheny Technologies, Inc.*	(905)	(0.30%)	1,040
FireEye, Inc.*	(1,516)	(0.33%)	1,025
Wyndham Hotels & Resorts, Inc.	(1,398)	(0.90%)	860
Douglas Emmett, Inc.	(2,190)	(1.14%)	810
Axis Capital Holdings Ltd.	(680)	(0.48%)	781
Blackstone Mortgage Trust, Inc. — Class A	(2,051)	(0.91%)	733
Jagged Peak Energy, Inc.*	(4,847)	(0.65%)	730
Glacier Bancorp, Inc.	(788)	(0.41%)	715
Royal Gold, Inc.	(547)	(0.64%)	645
Pacific Premier Bancorp, Inc.	(1,081)	(0.37%)	544
Ball Corp.	(1,301)	(0.97%)	461
Essex Property Trust, Inc.	(187)	(0.70%)	428
People's United Financial, Inc.	(2,734)	(0.58%)	422
NextEra Energy, Inc.	(302)	(0.75%)	371
Physicians Realty Trust	(1,816)	(0.44%)	363
National Oilwell Varco, Inc.	(2,619)	(0.90%)	335
Washington Federal, Inc.	(876)	(0.33%)	314
Commercial Metals Co.	(4,142)	(0.91%)	280
BankUnited, Inc.	(1,140)	(0.49%)	257
Hudson Pacific Properties, Inc.	(1,678)	(0.75%)	251
MFA Financial, Inc.	(4,001)	(0.38%)	200
Sotheby's*	(586)	(0.29%)	129
Empire State Realty Trust, Inc. — Class A	(3,624)	(0.74%)	92
CubeSmart	(1,051)	(0.43%)	73
Arthur J Gallagher & Co.	(533)	(0.54%)	64
AGNC Investment Corp.	(4,236)	(0.98%)	56
STORE Capital Corp.	(1,131)	(0.49%)	34
Everest Re Group Ltd.	(328)	(0.91%)	9
Marriott Vacations Worldwide Corp.	(515)	(0.62%)	8
Atmos Energy Corp.	(633)	(0.84%)	6
First Republic Bank	(407)	(0.53%)	(4)
Signature Bank	(226)	(0.37%)	(44)
Extra Space Storage, Inc.	(291)	(0.38%)	(59)
Healthcare Realty Trust, Inc.	(724)	(0.30%)	(65)
Healthcare Trust of America, Inc. — Class A	(2,413)	(0.89%)	(72)
WesBanco, Inc.	(575)	(0.29%)	(93)
UDR, Inc.	(1,118)	(0.66%)	(157)
CyrusOne, Inc.	(675)	(0.46%)	(160)
Realty Income Corp.	(1,332)	(1.26%)	(161)
IBERIABANK Corp.	(465)	(0.43%)	(169)
Prosperity Bancshares, Inc.	(425)	(0.38%)	(224)
BancorpSouth Bank	(1,645)	(0.60%)	(229)
Woodward, Inc.	(494)	(0.60%)	(232)
White Mountains Insurance Group Ltd.	(71)	(0.85%)	(233)
Howard Hughes Corp.*	(596)	(0.85%)	(233)
Paramount Group, Inc.	(3,070)	(0.56%)	(276)
Old National Bancorp	(4,393)	(0.93%)	(290)
American Homes 4 Rent — Class A	(1,642)	(0.48%)	(296)
Kaiser Aluminum Corp.	(292)	(0.39%)	(298)
Associated Banc-Corp.	(1,363)	(0.38%)	(318)
Alexandria Real Estate Equities, Inc.	(386)	(0.71%)	(385)
salesforce.com, Inc.*	(541)	(1.11%)	(425)
Sempra Energy	(657)	(1.07%)	(443)
Sherwin-Williams Co.	(74)	(0.41%)	(452)
New Residential Investment Corp.	(1,858)	(0.41%)	(457)
Crown Holdings, Inc.*	(1,036)	(0.73%)	(520)
Texas Roadhouse, Inc. — Class A	(567)	(0.46%)	(527)
Sterling Bancorp	(2,162)	(0.52%)	(529)
Crown Castle International Corp.	(223)	(0.37%)	(569)
Markel Corp.*	(58)	(0.75%)	(618)
Liberty Property Trust	(2,131)	(1.33%)	(668)
RPM International, Inc.	(876)	(0.66%)	(754)
Brandywine Realty Trust	(2,262)	(0.46%)	(762)
Xylem, Inc.	(744)	(0.76%)	(789)
Invitation Homes, Inc.	(4,427)	(1.39%)	(797)
Spire, Inc.	(920)	(0.98%)	(808)
Columbia Financial, Inc.*	(1,484)	(0.30%)	(824)
Redwood Trust, Inc.	(4,415)	(0.92%)	(869)
Dunkin' Brands Group, Inc.	(452)	(0.44%)	(885)
Avery Dennison Corp.	(257)	(0.37%)	(890)
RLI Corp.	(1,069)	(0.99%)	(909)
HB Fuller Co.	(653)	(0.41%)	(934)
Bright Horizons Family Solutions, Inc.*	(336)	(0.55%)	(948)
Cincinnati Financial Corp.	(1,008)	(1.12%)	(951)
Linde plc	(148)	(0.34%)	(955)
Amazon.com, Inc.*	(28)	(0.64%)	(987)
Compass Minerals International, Inc.	(712)	(0.50%)	(1,043)
Federal Realty Investment Trust	(472)	(0.84%)	(1,080)
American Campus Communities, Inc.	(1,961)	(1.20%)	(1,109)
Pool Corp.	(285)	(0.61%)	(1,177)
Washington Real Estate Investment Trust	(2,246)	(0.82%)	(1,195)
MarketAxess Holdings, Inc.	(158)	(0.50%)	(1,239)
Materion Corp.	(821)	(0.60%)	(1,244)
Americold Realty Trust	(1,123)	(0.44%)	(1,310)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Boeing Co.	(81)	(0.40%)	$(1,321)
South Jersey Industries, Inc.	(2,105)	(0.87%)	(1,349)
Core Laboratories N.V.	(1,050)	(0.93%)	(1,388)
Marriott International, Inc. — Class A	(392)	(0.63%)	(1,450)
Starbucks Corp.	(463)	(0.44%)	(1,489)
BOK Financial Corp.	(644)	(0.68%)	(1,520)
Proofpoint, Inc.*	(337)	(0.53%)	(1,567)
Fortive Corp.	(1,273)	(1.38%)	(1,568)
PPG Industries, Inc.	(320)	(0.47%)	(1,570)
Monolithic Power Systems, Inc.	(326)	(0.57%)	(1,593)
Capitol Federal Financial, Inc.	(5,225)	(0.90%)	(1,596)
Scotts Miracle-Gro Co. — Class A	(1,118)	(1.13%)	(1,620)
Camden Property Trust	(533)	(0.70%)	(1,657)
NewMarket Corp.	(179)	(1.00%)	(1,689)
AptarGroup, Inc.	(991)	(1.36%)	(1,793)
Prologis, Inc.	(645)	(0.60%)	(1,795)
Pegasystems, Inc.	(1,094)	(0.92%)	(2,112)
Southern Copper Corp.	(669)	(0.34%)	(2,123)
Palo Alto Networks, Inc.*	(263)	(0.82%)	(2,162)
Guidewire Software, Inc.*	(646)	(0.81%)	(2,214)
Allegion plc	(750)	(0.88%)	(2,249)
TransDigm Group, Inc.*	(184)	(1.08%)	(2,431)
PTC, Inc.*	(715)	(0.85%)	(2,602)
SBA Communications Corp.*	(269)	(0.69%)	(2,665)
Oil States International, Inc.*	(1,436)	(0.31%)	(2,728)
EastGroup Properties, Inc.	(712)	(1.03%)	(2,730)
Sensient Technologies Corp.	(1,033)	(0.90%)	(2,974)
Terreno Realty Corp.	(1,588)	(0.86%)	(2,985)
First Industrial Realty Trust, Inc.	(1,427)	(0.65%)	(3,131)
American Tower Corp. — Class A	(120)	(0.31%)	(3,156)
WR Grace & Co.	(1,287)	(1.30%)	(3,302)
Roper Technologies, Inc.	(294)	(1.30%)	(3,398)
Vulcan Materials Co.	(275)	(0.42%)	(3,853)
AMETEK, Inc.	(1,414)	(1.51%)	(3,942)
Equinix, Inc.	(137)	(0.80%)	(3,975)
Air Products & Chemicals, Inc.	(496)	(1.22%)	(3,984)
Agree Realty Corp.	(1,158)	(1.04%)	(4,015)
Costco Wholesale Corp.	(279)	(0.87%)	(4,102)
Martin Marietta Materials, Inc.	(317)	(0.82%)	(4,476)
SPS Commerce, Inc.*	(267)	(0.37%)	(4,758)
Sun Communities, Inc.	(991)	(1.52%)	(5,548)
Equity LifeStyle Properties, Inc.	(679)	(1.00%)	(5,860)
Balchem Corp.	(824)	(0.99%)	(6,169)
Rexford Industrial Realty, Inc.	(3,231)	(1.49%)	(6,216)
CarMax, Inc.*	(929)	(0.84%)	(6,500)
Total Custom Basket of Short Securities			$(125,622)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at March 31, 2019.
[2]	Security was fair valued by the Valuation Committee at March 31, 2019. The total market value of fair valued securities amounts to $0, (cost $101,261) or 0.0% of total net assets.
[3]	Rate indicated is the 7-day yield as of March 31, 2019.
[4]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.
[5]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$7,600,215	$—	$—	*	$7,600,215
Money Market Fund	498,670	—	—		498,670
Custom Basket Swap Agreements**	—	12,709	—		12,709
Total Assets	$8,098,885	$12,709	$—		$8,111,594

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$125,622	$—	$125,622

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each fund separately.

This report covers the Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (StylePlus—Small Growth Series), Series Y (StylePlus—Large Growth Series), and Series Z (Alpha Opportunity Series), (the "Funds"), each a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments ("GI") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unrealiable, such loan is fair valued by the Valuation Committee.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange price.

The value of equity swaps with custom portfolio baskets are computed by using the last exchange sale price for each underlying equity security within the swap agreement.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the intrest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear intrest at the rates shown, payable at fixed dates through maturity.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2019.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utitlize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or a custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index or custom basket swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2019, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$208,447,323	$21,136,971	$(2,669,245)	$18,467,726
Series B (Large Cap Value Series)	182,557,650	47,741,075	(9,954,573)	37,786,502
Series D (World Equity Income Series)	127,122,064	9,596,469	(4,420,705)	5,175,764
Series E (Total Return Bond Series)	131,817,381	1,891,423	(1,182,610)	708,813
Series F (Floating Rate Strategies Series)	58,969,293	23,478	(1,694,684)	(1,671,206)
Series J (StylePlus—Mid Growth Series)	155,812,089	22,404,850	(1,453,907)	20,950,943
Series N (Managed Asset Allocation Series)	36,823,138	9,267,627	(211,253)	9,056,374
Series O (All Cap Value Series)	91,256,113	20,916,670	(6,049,130)	14,867,540
Series P (High Yield Series)	59,254,443	553,481	(5,259,667)	(4,706,186)
Series Q (Small Cap Value Series)	74,101,257	7,753,592	(7,702,558)	51,034
Series V (Mid Cap Value Series)	185,804,930	24,028,635	(17,642,501)	6,386,134
Series X (StylePlus—Small Growth Series)	32,538,869	3,891,965	(424,199)	3,467,766
Series Y (StylePlus—Large Growth Series)	35,880,019	4,517,474	(292,899)	4,224,575
Series Z (Alpha Opportunity Series)	8,192,635	339,530	(546,193)	(206,663)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2019. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2019, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
	Aspect Software, Inc.	07/15/23	$44,625	$–	*
	CTI Foods Holding Co. LLC	07/10/19	1,861	37
	Mavis Tire Express Services Corp.	03/20/25	50,135	1,379
			$96,621	$1,416
Series P (High Yield Series)
	Acosta, Inc.	09/26/19	$280,100	$151,253
	Advantage Sales & Marketing LLC	07/25/19	900,000	138,375
	Aspect Software, Inc.	07/15/23	2,009	–	*
	CTI Foods Holding Co. LLC	07/10/19	6,979	140
	Epicor Software	06/01/20	600,000	17,335
	Mavis Tire Express Services Corp.	03/20/25	6,150	169
	VT Topco, Inc.	08/17/25	19,110	179
			$1,814,348	$307,451

*	Security has a market value of $0.

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$128,706	$94,721
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	450,920	439,672
			$579,626	$534,393
Series P (High Yield Series)
	KeHE Distributors LLC / KeHE Finance Corp.
	7.63% due 08/15/21	08/07/13	$302,076	$297,000
	LBC Tank Terminals Holding Netherlands BV
	6.88% due 05/15/23	07/19/13	893,558	826,875
			$1,195,634	$1,123,875

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.